Putnam Dynamic Asset Allocation Balanced Fund
The fund's portfolio
12/31/24 (Unaudited)

COMMON STOCKS (71.0%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Innovid Corp. (Israel)(NON)	25,870	$79,938
Magnite, Inc.(NON)	12,376	197,026
Publicis Groupe SA (France)	10,642	1,132,943
Trade Desk, Inc. (The) Class A(NON)	5,231	614,799

		2,024,706
Automotive (1.8%)
Blue Bird Corp.(NON)	6,782	261,989
Carvana Co.(NON)	9,485	1,928,870
Dana, Inc.	13,520	156,291
Ford Motor Co.	67,351	666,775
General Motors Co.	98,076	5,224,509
PROG Holdings, Inc.	8,612	363,943
REV Group, Inc.	12,944	412,525
Subaru Corp. (Japan)	56,700	1,007,463
Tesla, Inc.(NON)	60,210	24,315,206
Toyota Motor Corp. (Japan)	12,300	240,160
United Rentals, Inc.	3,835	2,701,527
Visteon Corp.(NON)	5,004	443,955
Volvo AB Class B (Sweden)	43,923	1,067,424

		38,790,637
Basic materials (2.8%)
Air Liquide SA (France)	3,435	558,393
American Woodmark Corp.(NON)	2,948	234,454
Andersons, Inc. (The)	1,588	64,346
Archer-Daniels-Midland Co.	13,370	675,452
Atkore, Inc.	905	75,522
Avient Corp.	3,532	144,318
Axalta Coating Systems, Ltd.(NON)	18,129	620,374
Beacon Roofing Supply, Inc.(NON)	827	84,007
BHP Group, Ltd. (ASE Exchange) (Australia)	63,956	1,560,191
BHP Group, Ltd. (London Exchange) (Australia)	5,135	125,484
Boise Cascade Co.	3,301	392,357
Carpenter Technology Corp.	676	114,724
CF Industries Holdings, Inc.	8,205	700,051
Cie de Saint-Gobain SA (France)	32,390	2,878,228
Commercial Metals Co.	1,384	68,646
Constellium SE (France)(NON)	28,924	297,049
Corteva, Inc.	65,037	3,704,508
CRH PLC	46,213	4,275,626
CRH PLC (London Exchange)	17,502	1,620,163
Dole PLC (Ireland)	22,098	299,207
DuPont de Nemours, Inc.	38,236	2,915,495
Eastman Chemical Co.	19,483	1,779,188
Evonik Industries AG (Germany)	13,028	226,453
Fortescue, Ltd. (Australia)	79,374	893,796
Freeport-McMoRan, Inc.	103,366	3,936,177
Fresh Del Monte Produce, Inc.	6,669	221,477
Frontdoor, Inc.(NON)	8,971	490,445
Gibraltar Industries, Inc.(NON)	1,171	68,972
Glencore PLC (United Kingdom)	139,886	616,083
Hecla Mining Co.	14,394	70,675
HeidelbergCement AG (Germany)	7,844	969,228
Holcim AG (Switzerland)	15,481	1,490,587
Huntsman Corp.	36,385	656,022
Ingevity Corp.(NON)	2,225	90,669
Innospec, Inc.	2,390	263,043
International Flavors & Fragrances, Inc.	7,741	654,502
Kaiser Aluminum Corp.	1,072	75,329
Latham Group, Inc.(NON)	11,228	78,147
Limbach Holdings, Inc.(NON)	1,667	142,595
Linde PLC	6,474	2,710,470
Louisiana-Pacific Corp.	20,114	2,082,805
LyondellBasell Industries NV Class A	9,590	712,249
Mativ Holdings, Inc.	6,611	72,060
Minerals Technologies, Inc.	5,510	419,917
Mosaic Co. (The)	25,959	638,072
Mueller Industries, Inc.	1,638	129,992
NewMarket Corp.	766	404,716
Nippon Sanso Holdings Corp. (Japan)	33,200	921,232
Northern Star Resources, Inc. (Australia)	16,224	154,147
Nucor Corp.	5,187	605,375
Olin Corp.	17,945	606,541
Packaging Corp. of America	3,638	819,023
Perimeter Solutions, Inc.(NON)	6,374	81,460
PPG Industries, Inc.	20,922	2,499,132
Primoris Services Corp.	6,453	493,009
Proto Labs, Inc.(NON)	2,695	105,348
Prysmian SpA (Italy)	20,187	1,291,894
Rayonier Advanced Materials, Inc.(NON)	9,250	76,313
Rio Tinto PLC (United Kingdom)	17,160	1,012,955
ROCKWOOL International A/S Class B (Denmark)	782	278,264
Sealed Air Corp.	19,458	658,264
Sherwin-Williams Co. (The)	9,372	3,185,824
Shin-Etsu Chemical Co., Ltd. (Japan)	49,700	1,636,975
Sterling Construction Co., Inc.(NON)	2,991	503,834
Sylvamo Corp.	5,210	411,694
Tutor Perini Corp.(NON)	8,775	212,355
UFP Industries, Inc.	4,360	491,154
Westlake Corp.	5,868	672,766
Weyerhaeuser Co.(R)	23,143	651,475
Worthington Steel, Inc.	2,277	72,454

		58,743,752
Building materials (0.3%)
Apogee Enterprises, Inc.	4,410	314,918
Modine Manufacturing Co.(NON)	1,344	155,810
Mohawk Industries, Inc.(NON)	5,510	656,406
Owens Corning	4,062	691,840
Trane Technologies PLC	11,168	4,124,901
Vulcan Materials Co.	2,633	677,287

		6,621,162
Capital goods (3.2%)
ABB, Ltd. (Switzerland)	32,218	1,739,723
Adient PLC(NON)	8,435	145,335
AeroVironment, Inc.(NON)	492	75,714
Airbus SE (France)	12,398	1,985,302
AISIN Corp. (Japan)	66,200	739,598
Alamo Group, Inc.	431	80,127
Albany International Corp. Class A	1,057	84,528
Allison Transmission Holdings, Inc.	7,411	800,833
American Axle & Manufacturing Holdings, Inc.(NON)	45,460	265,032
Applied Industrial Technologies, Inc.	1,245	298,140
Argan, Inc.	3,039	416,465
Ball Corp.	28,257	1,557,808
Belden, Inc.	3,062	344,812
Caterpillar, Inc.	1,895	687,430
Columbus McKinnon Corp./NY	1,873	69,751
Crown Holdings, Inc.	7,702	636,878
Curtiss-Wright Corp.	1,977	701,578
Dassault Aviation SA (France)	1,615	330,002
Donaldson Co., Inc.	9,244	622,583
Eaton Corp. PLC	7,721	2,562,368
Federal Signal Corp.	887	81,950
Flowserve Corp.	13,508	776,980
Franklin Electric Co., Inc.	715	69,677
GE Vernova, Inc.(NON)	2,138	703,252
GEA Group AG (Germany)	10,655	529,268
Gentherm, Inc.(NON)	1,786	71,306
Graco, Inc.	7,422	625,600
Hitachi, Ltd. (Japan)	10,000	244,900
Honeywell International, Inc.	16,723	3,777,558
Hyster-Yale, Inc.	2,254	114,796
Ingersoll Rand, Inc.	37,067	3,353,081
Interface, Inc.	14,771	359,674
Johnson Controls International PLC	42,132	3,325,479
Komatsu, Ltd. (Japan)	5,700	155,281
Lockheed Martin Corp.	16,484	8,010,235
Mitsubishi Electric Corp. (Japan)	54,200	915,207
Moog, Inc. Class A	392	77,161
Mueller Water Products, Inc. Class A	3,790	85,275
NANO Nuclear Energy, Inc.(NON)	7,837	195,102
nLight, Inc.(NON)	7,267	76,231
Northrop Grumman Corp.	8,791	4,125,528
NuScale Power Corp.(NON)	1,653	29,638
O-I Glass, Inc.(NON)	6,923	75,045
Otis Worldwide Corp.	24,683	2,285,893
Parker Hannifin Corp.	1,026	652,567
Pentair PLC	6,825	686,868
Powell Industries, Inc.	1,391	308,315
Republic Services, Inc.	3,262	656,249
Rocket Lab USA, Inc.(NON)	3,406	86,751
RTX Corp.	70,775	8,190,083
Schindler Holding AG (Switzerland)	1,312	362,484
Smiths Group PLC (United Kingdom)	15,141	324,631
Steelcase, Inc. Class A	5,649	66,771
Tennant Co.	928	75,660
Terex Corp.	6,746	311,800
Textron, Inc.	9,599	734,228
TransDigm Group, Inc.	1,624	2,058,063
Vertiv Holdings Co. Class A	34,460	3,915,001
Vinci SA (France)	23,821	2,452,527
Waste Connections, Inc.	9,981	1,712,540
Waste Management, Inc.	3,294	664,696
Watts Water Technologies, Inc. Class A	2,188	444,820

		67,912,178
Commercial and consumer services (2.4%)
Alarm.com Holdings, Inc.(NON)	1,419	86,275
Arrowhead Pharmaceuticals, Inc.(NON)	3,327	62,548
Automatic Data Processing, Inc.	30,953	9,060,872
Block, Inc. Class A(NON)	9,785	831,627
Booking Holdings, Inc.	866	4,302,652
BrightView Holdings, Inc.(NON)	7,515	120,165
Cimpress PLC (Ireland)(NON)	2,976	213,439
Compass Group PLC (United Kingdom)	63,319	2,106,839
Ecolab, Inc.	2,946	690,307
Equifax, Inc.	9,465	2,412,155
Euronet Worldwide, Inc.(NON)	6,645	683,372
Experian PLC (United Kingdom)	35,645	1,532,017
Global Payments, Inc.	5,869	657,680
Jardine Matheson Holdings, Ltd. (Hong Kong)	25,500	1,043,797
Laureate Education, Inc.(NON)	5,191	94,943
LegalZoom.com, Inc.(NON)	21,452	161,105
LiveRamp Holdings, Inc.(NON)	14,032	426,152
Mastercard, Inc. Class A	34,124	17,968,675
Payoneer Global, Inc.(NON)	7,730	77,609
PayPal Holdings, Inc.(NON)	80,573	6,876,906
Paysafe, Ltd. (United Kingdom)(NON)	4,084	69,836
RE/MAX Holdings, Inc. Class A(NON)	6,310	67,328
Wolters Kluwer NV (Netherlands)	8,825	1,466,224

		51,012,523
Communication services (1.2%)
American Tower Corp.(R)	22,557	4,137,180
AT&T, Inc.	29,012	660,603
Charter Communications, Inc. Class A(NON)	7,357	2,521,759
Comcast Corp. Class A	92,289	3,463,606
Credo Technology Group Holding, Ltd.(NON)	9,398	631,640
Crown Castle, Inc.(R)	7,181	651,748
Deutsche Telekom AG (Germany)	4,213	126,234
InterDigital, Inc.	2,710	524,981
Juniper Networks, Inc.	17,968	672,902
KDDI Corp. (Japan)	43,500	1,385,501
Koninklijke KPN NV (Netherlands)	182,871	666,827
Lumen Technologies, Inc.(NON)	88,090	467,758
T-Mobile US, Inc.	19,324	4,265,387
Telstra Group, Ltd. (Australia)	284,739	705,669
Ubiquiti, Inc.	2,027	672,822
Verizon Communications, Inc.	78,598	3,143,134

		24,697,751
Communications equipment (0.3%)
Arista Networks, Inc.(NON)	8,388	927,126
CommScope Holding Co., Inc.(NON)	42,320	220,487
Motorola Solutions, Inc.	10,516	4,860,811
NETGEAR, Inc.(NON)	10,083	281,013
Viavi Solutions, Inc.(NON)	7,973	80,527

		6,369,964
Computers (5.2%)
8x8, Inc.(NON)	30,426	81,237
A10 Networks, Inc.	5,562	102,341
Adeia, Inc.	5,995	83,810
Agilysys, Inc.(NON)	2,014	265,264
Alkami Technology, Inc.(NON)	11,129	408,212
Altair Engineering, Inc. Class A(NON)	794	86,633
AppFolio, Inc. Class A(NON)	3,034	748,548
Apple, Inc.	354,812	88,852,021
Bandwidth, Inc. Class A(NON)	8,657	147,342
Blend Labs, Inc. Class A(NON)	82,231	346,193
Calix, Inc.(NON)	2,450	85,432
Check Point Software Technologies, Ltd. (Israel)(NON)	1,700	317,390
Cisco Systems, Inc.	12,425	735,560
CommVault Systems, Inc.(NON)	3,549	535,580
Dropbox, Inc. Class A(NON)	22,368	671,935
Dynatrace, Inc.(NON)	12,610	685,354
Extreme Networks, Inc.(NON)	26,168	438,052
Fortinet, Inc.(NON)	7,240	684,035
IonQ, Inc.(NON)	2,312	96,572
Life360, Inc.(NON)	1,711	70,613
NetApp, Inc.	5,701	661,772
NetScout Systems, Inc.(NON)	3,581	77,564
OneSpan, Inc.(NON)	4,533	84,042
Phreesia, Inc.(NON)	10,917	274,672
PubMatic, Inc. Class A(NON)	6,586	96,748
Qualys, Inc.(NON)	2,589	363,030
RingCentral, Inc. Class A(NON)	20,477	716,900
ServiceNow, Inc.(NON)	7,427	7,873,511
Snowflake, Inc. Class A(NON)	2,035	314,224
Synopsys, Inc.(NON)	1,320	640,675
Teradata Corp.(NON)	20,684	644,307
Twilio, Inc. Class A(NON)	9,322	1,007,522
Weave Communications, Inc.(NON)	11,297	179,848
Zoom Video Communications, Inc. Class A(NON)	10,953	893,874

		109,270,813
Conglomerates (0.8%)
3M Co.	65,332	8,433,708
AMETEK, Inc.	3,965	714,731
General Electric Co.	12,601	2,101,721
Marubeni Corp. (Japan)	15,400	231,132
Mitsubishi Corp. (Japan)	79,500	1,300,756
Mitsui & Co., Ltd. (Japan)	67,700	1,404,038
Siemens AG (Germany)	14,097	2,748,839
SPX Technologies, Inc.(NON)	645	93,860

		17,028,785
Consumer (0.1%)
Clorox Co. (The)	4,177	678,387
Kimberly-Clark Corp.	5,186	679,573
LVMH Moet Hennessy Louis Vuitton SA (France)	293	192,733
Pandora A/S (Denmark)	6,844	1,252,147

		2,802,840
Consumer staples (4.6%)
ACCO Brands Corp.	15,044	78,981
Asahi Group Holdings, Ltd. (Japan)	65,100	682,944
Auto Trader Group PLC (United Kingdom)	90,036	890,893
BellRing Brands, Inc.(NON)	9,482	714,374
Brink's Co. (The)	4,198	389,448
Brinker International, Inc.(NON)	682	90,222
Bunzl PLC (United Kingdom)	1,282	52,787
Cal-Maine Foods, Inc.	4,900	504,308
Cargurus, Inc.(NON)	12,005	438,663
Carlsberg A/S Class B (Denmark)	1,698	163,080
Chipotle Mexican Grill, Inc.(NON)	69,689	4,202,247
CK Hutchison Holdings, Ltd. (Hong Kong)	296,500	1,576,326
Coca-Cola Co. (The)	127,273	7,924,017
Coca-Cola Consolidated, Inc.	560	705,594
Coca-Cola Europacific Partners PLC (Spain)	18,602	1,428,820
Coca-Cola HBC AG (Italy)	22,903	782,411
Colgate-Palmolive Co.	23,797	2,163,385
Copart, Inc.(NON)	45,374	2,604,014
CoreCivic, Inc.(NON)	6,473	140,723
Costco Wholesale Corp.	1,987	1,820,629
Coursera, Inc.(NON)	49,597	421,575
Danone SA (France)	14,553	983,488
Dave & Buster's Entertainment, Inc.(NON)	2,263	66,057
DoorDash, Inc. Class A(NON)	62,746	10,525,642
El Pollo Loco Holdings, Inc.(NON)	5,659	65,305
Etsy, Inc.(NON)	13,271	701,903
EverQuote, Inc. Class A(NON)	13,882	277,501
GEO Group, Inc. (The)(NON)	2,813	78,708
Haleon PLC (United Kingdom)	255,668	1,205,513
Heidrick & Struggles International, Inc.	2,320	102,799
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	3,413	299,445
Hims & Hers Health, Inc.(NON)	7,558	182,752
Hudson Technologies, Inc.(NON)	14,359	80,123
Imperial Brands PLC (United Kingdom)	44,375	1,419,061
Ingles Markets, Inc. Class A	1,118	72,044
Ingredion, Inc.	4,760	654,786
ITOCHU Corp. (Japan)	24,000	1,180,185
Itron, Inc.(NON)	4,429	480,901
Kenvue, Inc.	47,411	1,012,225
Keurig Dr Pepper, Inc.	21,058	676,383
Koninklijke Ahold Delhaize NV (Netherlands)	38,279	1,248,619
Korn Ferry	3,656	246,597
L'Oreal SA (France)	342	121,069
Maplebear, Inc.(NON)	37,583	1,556,688
Marks & Spencer Group PLC (United Kingdom)	14,570	68,234
MediaAlpha, Inc. Class A(NON)	6,717	75,835
Mondelez International, Inc. Class A	74,509	4,450,423
Monster Beverage Corp.(NON)	13,624	716,077
Nestle SA (Switzerland)	5,728	469,943
Nissin Food Products Co., Ltd. (Japan)	14,800	357,545
PepsiCo, Inc.	4,528	688,528
Philip Morris International, Inc.	124,642	15,000,665
Procter & Gamble Co. (The)	33,332	5,588,110
Recruit Holdings Co., Ltd. (Japan)	26,800	1,862,812
Resideo Technologies, Inc.(NON)	15,461	356,376
Sally Beauty Holdings, Inc.(NON)	6,776	70,809
Sea, Ltd. ADR (Singapore)(NON)	3,627	384,825
Simply Good Foods Co. (The)(NON)	2,083	81,195
Sprouts Farmers Market, Inc.(NON)	5,504	699,393
Starbucks Corp.	33,056	3,016,360
Tesco PLC (United Kingdom)	557,108	2,562,334
Turning Point Brands, Inc.	3,489	209,689
Tyson Foods, Inc. Class A	11,166	641,375
Uber Technologies, Inc.(NON)	94,827	5,719,965
Unilever PLC (United Kingdom)	17,070	969,928
Upwork, Inc.(NON)	25,737	420,800
USANA Health Sciences, Inc.(NON)	2,120	76,087
WH Group, Ltd. (Hong Kong)	1,427,000	1,099,696
Yamazaki Baking Co., Ltd. (Japan)	21,400	398,458
ZipRecruiter, Inc. Class A(NON)	11,151	80,733

		97,079,430
Electronics (6.5%)
Allied Motion Technologies, Inc.	3,735	90,686
Ambarella, Inc.(NON)	6,300	458,262
Amphenol Corp. Class A	9,271	643,871
Analog Devices, Inc.	7,652	1,625,744
Atmus Filtration Technologies, Inc.	4,793	187,790
Broadcom, Inc.	115,963	26,884,862
CEVA, Inc.(NON)	3,609	113,864
Cirrus Logic, Inc.(NON)	6,290	626,358
EnerSys	4,412	407,801
ESCO Technologies, Inc.	561	74,731
Garmin, Ltd.	3,204	660,857
Hoya Corp. (Japan)	26,800	3,326,048
Impinj, Inc.(NON)	3,066	445,367
Monolithic Power Systems, Inc.	512	302,950
Nextracker, Inc. Class A(NON)	2,064	75,398
NVIDIA Corp.	598,810	80,414,195
NXP Semiconductors NV	12,236	2,543,253
Photronics, Inc.(NON)	3,112	73,319
Qorvo, Inc.(NON)	10,631	743,426
Qualcomm, Inc.	75,133	11,541,931
Rambus, Inc.(NON)	9,738	514,751
Samsung Electronics Co., Ltd. (Preference) (South Korea)	36,036	1,070,340
Sanmina Corp.(NON)	1,100	83,237
SCREEN Holdings Co., Ltd. (Japan)	1,600	94,460
Silicon Laboratories, Inc.(NON)	624	77,513
STMicroelectronics NV (France)	22,563	565,132
Thales SA (France)	7,007	1,006,172
Trimble Inc.(NON)	9,475	669,504
TTM Technologies, Inc.(NON)	12,047	298,163
Vicor Corp.(NON)	1,456	70,354
Vontier Corp.	34,936	1,274,116

		136,964,455
Energy (2.1%)
Alpha Metallurgical Resources, Inc.(NON)	1,660	332,199
Baker Hughes Co.	17,090	701,032
BP PLC (United Kingdom)	379,439	1,875,554
Cenovus Energy, Inc. (Canada)	34,000	515,399
Cheniere Energy, Inc.	3,426	736,145
ConocoPhillips	36,190	3,588,962
CONSOL Energy, Inc.	3,937	419,999
Coterra Energy, Inc.	29,082	742,754
DCC PLC (Ireland)	6,642	425,593
DNOW, Inc.(NON)	19,725	256,622
Eneos Holdings, Inc. (Japan)	185,400	972,637
Equinor ASA (Norway)	59,013	1,399,732
Exxon Mobil Corp.	96,521	10,382,764
Halliburton Co.	25,158	684,046
Helix Energy Solutions Group, Inc.(NON)	28,432	264,986
HF Sinclair Corp.	18,333	642,572
INPEX Corp. (Japan)	18,100	227,724
Kodiak Gas Services, Inc.	7,016	286,463
Marathon Petroleum Corp.	43,038	6,003,801
Murphy Oil Corp.	12,039	364,300
Norsk Hydro ASA (Norway)	38,563	212,123
NPK International, Inc.(NON)	9,948	76,301
Oceaneering International, Inc.(NON)	15,199	396,390
OMV AG (Austria)	9,726	377,191
PBF Energy, Inc. Class A	2,744	72,853
Peabody Energy Corp.	16,114	337,427
Phillips 66	5,658	644,616
Repsol SA (Spain)	21,257	258,654
Schlumberger, Ltd.	16,154	619,344
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	95,597	3,000,138
Shell PLC (London Exchange) (United Kingdom)	12,237	381,439
SM Energy Co.	4,572	177,211
SunCoke Energy, Inc.	11,387	121,841
TechnipFMC PLC (United Kingdom)	138,524	4,008,885
TotalEnergies SE (France)	5,982	333,286
Valero Energy Corp.	23,806	2,918,377
Weatherford International PLC	8,740	626,046

		45,385,406
Entertainment (0.2%)
Daktronics, Inc.(NON)	8,505	143,394
Live Nation Entertainment, Inc.(NON)	16,436	2,128,462
Sonos, Inc.(NON)	5,601	84,239
Sony Group Corp. (Japan)	75,800	1,597,526
Xperi, Inc.(NON)	10,431	107,126

		4,060,747
Financials (10.4%)
3i Group PLC (United Kingdom)	34,486	1,535,083
AerCap Holdings NV (Ireland)	3,800	363,660
Affiliated Managers Group, Inc.	3,690	682,355
AIA Group, Ltd. (Hong Kong)	132,000	948,138
AIB Group PLC (Ireland)	136,547	755,091
Alexander & Baldwin, Inc.(R)	7,728	137,095
Allianz SE (Germany)	3,052	938,071
Allstate Corp. (The)	17,462	3,366,499
Ally Financial, Inc.	69,985	2,520,160
Amalgamated Financial Corp.	5,641	188,804
American Express Co.	2,293	680,539
American Healthcare REIT, Inc.(R)	2,807	79,775
American International Group, Inc.	50,877	3,703,845
Ameriprise Financial, Inc.	1,273	677,783
Ameris Bancorp	1,166	72,957
Annaly Capoital Management, Inc.(R)	17,770	325,191
Anywhere Real Estate, Inc.(NON)	35,587	117,437
Apollo Global Management, Inc.	25,404	4,195,725
Apple Hospitality REIT, Inc.(R)	5,118	78,561
Associated Banc-Corp.	3,349	80,041
AvalonBay Communities, Inc.(R)	3,180	699,505
AXA SA (France)	91,420	3,253,602
Axis Capital Holdings, Ltd.	7,663	679,095
Axos Financial, Inc.(NON)	6,401	447,110
Banco de Sabadell SA (Spain)	95,181	184,963
Banco Latinoamericano de Comercio Exterior SA (Panama)	3,044	108,275
Banco Santander SA (Spain)	345,455	1,598,160
Bank Hapoalim BM (Israel)	72,409	874,132
Bank Leumi Le-Israel BM (Israel)	57,725	686,773
Bank of America Corp.	206,113	9,058,666
Bank of Ireland Group PLC (Ireland)	54,626	498,158
Bank of New York Mellon Corp. (The)	69,916	5,371,646
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	4,796	175,294
Banner Corp.	1,124	75,049
Barclays PLC (United Kingdom)	553,505	1,851,582
Berkshire Hathaway, Inc. Class B(NON)	5,593	2,535,195
Berkshire Hills Bancorp, Inc.	4,001	113,748
BlackRock, Inc.	674	690,924
BNP Paribas SA (France)	7,102	436,040
Bread Financial Holdings, Inc.	7,535	460,087
BrightSpire Capital, Inc.(R)	22,859	128,925
Brixmor Property Group, Inc.(R)	27,986	779,130
Broadstone Net Lease, Inc.(R)	4,522	71,719
Capital One Financial Corp.	35,164	6,270,444
CareTrust REIT, Inc. R	15,908	430,311
Cathay General Bancorp	9,576	455,913
CBRE Group, Inc. Class A(NON)	20,959	2,751,707
Central Pacific Financial Corp.	5,047	146,615
Charles Schwab Corp. (The)	55,202	4,085,500
Chimera Investment Corp.(R)	5,761	80,654
Chubb, Ltd.	2,447	676,106
Citigroup, Inc.	256,319	18,042,295
Citizens Financial Group, Inc.	16,236	710,487
CME Group, Inc.	16,005	3,716,841
CNO Financial Group, Inc.	13,245	492,846
Commonwealth Bank of Australia (Australia)	1,386	131,145
COPT Defense Properties(R)	2,399	74,249
Corebridge Financial, Inc.	81,734	2,446,299
CoStar Group, Inc.(NON)	15,239	1,090,960
Covivio (France)(R)	1,387	70,298
Credit Agricole SA (France)	20,382	280,447
CrossFirst Bankshares, Inc.(NON)	7,578	114,807
Curbline Properties Corp.(NON)(R)	8,480	196,906
Cushman & Wakefield PLC(NON)	31,954	417,958
Customers Bancorp, Inc.(NON)	6,674	324,890
DBS Group Holdings, Ltd. (Singapore)	36,170	1,159,084
Deutsche Boerse AG (Germany)	8,231	1,896,062
Eagle Bancorp, Inc.	2,701	70,307
Empire State Realty Trust, Inc. Class A(R)	7,290	75,233
Enova International, Inc.(NON)	4,581	439,226
Enstar Group, Ltd.(NON)	1,397	449,904
Enterprise Financial Services Corp.	4,405	248,442
Equitable Holdings, Inc.	68,342	3,223,692
Equity Lifestyle Properties, Inc.(R)	10,385	691,641
Equity Residential(R)	9,287	666,435
Erste Group Bank AG (Czech Republic)	16,453	1,018,376
Essent Group, Ltd.	1,499	81,606
Essex Property Trust, Inc.(R)	5,504	1,571,062
Eurazeo SE (France)	2,025	151,043
Euronext NV (France)	19,197	2,153,654
Evercore, Inc. Class A	2,386	661,375
Everest Group, Ltd.	1,961	710,784
Exor NV (Netherlands)	6,790	622,479
FB Financial Corp.	3,825	197,026
Fidelis Insurance Holdings, Ltd. (United Kingdom)	5,197	94,222
First BanCorp/Puerto Rico (Puerto Rico)	21,311	396,171
First Busey Corp.	2,944	69,390
First Financial Corp./IN	1,555	71,825
First Horizon Corp.	34,102	686,814
First Industrial Realty Trust, Inc.(R)	13,186	661,014
FTAI Aviation, Ltd.	497	71,588
Futu Holdings, Ltd. (Hong Kong)(NON)	1,000	79,990
Gaming and Leisure Properties, Inc.(R)	42,955	2,068,713
Genworth Financial, Inc. Class A(NON)	62,951	440,027
Globe Life, Inc.	7,754	864,726
Goldman Sachs Group, Inc. (The)	9,582	5,486,845
Hamilton Insurance Group, Ltd. Class B (Bermuda)(NON)	16,789	319,495
Hancock Whitney Corp.	9,127	499,429
Hanmi Financial Corp.	5,427	128,186
Heritage Commerce Corp.	7,936	74,440
Heritage Insurance Holdings, Inc.(NON)	7,856	95,058
Hilltop Holdings, Inc.	9,683	277,224
Hope Bancorp, Inc.	14,987	184,190
Horace Mann Educators Corp.	4,905	192,423
HSBC Holdings PLC (United Kingdom)	184,115	1,808,579
Independent Bank Corp./MI	2,533	88,224
Industrial Logistics Properties Trust(R)	14,234	51,954
Intercontinental Exchange, Inc.	4,409	656,985
Intesa Sanpaolo SpA (Italy)	270,973	1,086,822
Investor AB Class B (Sweden)	55,479	1,469,468
Invitation Homes, Inc.(R)	22,223	710,469
Jackson Financial, Inc. Class A	6,191	539,112
Japan Exchange Group, Inc. (Japan)	98,900	1,097,337
Jones Lang LaSalle, Inc.(NON)	2,498	632,344
JPMorgan Chase & Co.	17,350	4,158,969
KeyCorp	39,930	684,400
Kite Realty Group Trust(R)	8,902	224,686
Klepierre SA (France)(R)	6,293	181,235
Ladder Capital Corp.(R)	6,406	71,683
LendingClub Corp.(NON)	9,033	146,244
Lloyds Banking Group PLC (United Kingdom)	1,952,655	1,333,522
London Stock Exchange Group PLC (United Kingdom)	15,699	2,215,990
Macerich Co. (The) R	2,065	41,135
Marsh & McLennan Cos., Inc.	3,410	724,318
Merchants Bancorp/IN	4,008	146,172
Mercury General Corp.	1,070	71,134
MetLife, Inc.	80,593	6,598,955
Metropolitan Bank Holding Corp.(NON)	1,566	91,454
MFA Financial, Inc.(R)	7,021	71,544
MGIC Investment Corp.	28,156	667,579
Mid-America Apartment Communities, Inc.(R)	4,524	699,275
Mitsubishi UFJ Financial Group, Inc. (Japan)	245,800	2,869,642
Mizrahi Tefahot Bank, Ltd. (Israel)	7,393	320,036
Morgan Stanley	5,283	664,179
Mr. Cooper Group, Inc.(NON)	5,619	539,480
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,235	1,632,259
Nasdaq, Inc.	21,393	1,653,893
National Bank Holdings Corp. Class A	2,010	86,551
National Health Investors, Inc.(R)	547	37,907
NatWest Group PLC (United Kingdom)	352,409	1,766,010
Navient Corp.	5,428	72,138
NexPoint Residential Trust, Inc.(R)	2,355	98,321
NMI Holdings, Inc. Class A(NON)	7,237	266,032
NN Group NV (Netherlands)	12,157	530,149
Nomura Holdings, Inc. (Japan)	167,900	974,128
Nordea Bank ABP (Finland)	14,172	154,377
Northern Trust Corp.	6,375	653,438
OceanFirst Financial Corp.	7,967	144,203
OFG Bancorp (Puerto Rico)	6,082	257,390
OneMain Holdings, Inc.	6,856	357,403
Outfront Media, Inc.(R)	24,328	431,579
Pacific Premier Bancorp, Inc.	5,504	137,160
Pathward Financial, Inc.	5,176	380,850
PennyMac Financial Services, Inc.	4,219	430,929
PNC Financial Services Group, Inc. (The)	25,131	4,846,514
Popular, Inc. (Puerto Rico)	7,320	688,519
Preferred Bank/Los Angeles CA	2,392	206,621
Primerica, Inc.	2,509	680,993
Principal Financial Group, Inc.	8,732	675,944
Progressive Corp. (The)	2,910	697,265
Prudential Financial, Inc.	5,610	664,953
Prudential PLC (United Kingdom)	163,800	1,299,920
Public Storage(R)	2,237	669,847
QBE Insurance Group, Ltd. (Australia)	18,054	214,407
Rakuten Bank, Ltd. (Japan)(NON)	15,700	438,261
Reinsurance Group of America, Inc.	3,381	722,283
Renasant Corp.	2,698	96,454
RLI Corp.	4,216	694,923
RLJ Lodging Trust(R)	32,187	328,629
Robinhood Markets, Inc. Class A(NON)	59,704	2,224,571
Sandy Spring Bancorp, Inc.	2,908	98,029
SBI Holdings, Inc. (Japan)	20,800	522,414
Sekisui Chemical Co., Ltd. (Japan)	16,700	285,941
Sekisui House, Ltd. (Japan)	23,600	562,721
Simmons First National Corp. Class A	10,534	233,644
Simon Property Group, Inc.(R)	37,922	6,530,548
SITE Centers Corp.(R)	26,716	408,488
SLM Corp.	27,269	752,079
State Street Corp.	39,105	3,838,156
Stifel Financial Corp.	6,323	670,744
StoneX Group, Inc.(NON)	4,583	448,997
Sumitomo Mitsui Financial Group, Inc. (Japan)	72,300	1,735,216
Sun Communities, Inc.(R)	5,584	686,664
Sunstone Hotel Investors, Inc.(R)	10,904	129,103
Synchrony Financial	14,427	937,755
Talanx AG (Germany)	3,843	326,853
Tanger, Inc.(R)	2,386	81,434
Taylor Morrison Home Corp.(NON)	8,114	496,658
Third Coast Bancshares, Inc.(NON)	2,254	76,523
Tokio Marine Holdings, Inc. (Japan)	7,100	254,806
Towne Bank/Portsmouth VA	2,161	73,604
TPG RE Finance Trust, Inc.(R)	16,558	140,743
Travelers Cos., Inc. (The)	2,907	700,267
Truist Financial Corp.	14,837	643,629
Trustmark Corp.	2,100	74,277
UBS Group AG (Switzerland)	13,952	427,165
UniCredit SpA (Italy)	38,106	1,526,082
Universal Insurance Holdings, Inc.	4,018	84,619
Univest Financial Corp.	3,263	96,291
Unum Group	22,497	1,642,956
Urban Edge Properties(R)	19,602	421,443
Veritex Holdings, Inc.	11,194	304,029
VICI Properties, Inc.(R)	22,593	659,942
Virtu Financial, Inc. Class A	20,832	743,286
Virtus Investment Partners, Inc.	1,231	271,534
Visa, Inc. Class A	21,525	6,802,761
Vornado Realty Trust(R)	67,823	2,851,279
Webster Financial Corp.	11,409	630,005
Wells Fargo & Co.	12,043	845,900
Westamerica Bancorp	1,396	73,234
Willis Towers Watson PLC	2,244	702,911
WSFS Financial Corp.	1,633	86,761
Xenia Hotels & Resorts, Inc.(R)	2,398	35,634
Zions Bancorp NA	13,403	727,113
Zurich Insurance Group AG (Switzerland)	1,690	1,005,154

		220,606,606
Gaming and lottery (0.2%)
Aristocrat Leisure, Ltd. (Australia)	32,790	1,384,739
DraftKings, Inc. Class A(NON)	54,390	2,023,308
Golden Entertainment, Inc.	2,420	76,472
International Game Technology PLC	19,235	339,690
La Francaise des Jeux SAEM (France)	7,675	295,568
Light & Wonder, Inc.(NON)	7,221	623,750
Red Rock Resorts, Inc. Class A	1,726	79,810

		4,823,337
Health care (7.5%)
Abbott Laboratories	27,235	3,080,551
AbbVie, Inc.	62,870	11,171,999
ACADIA Pharmaceuticals, Inc.(NON)	24,195	443,978
ACELYRIN, Inc.(NON)	17,296	54,309
Addus HomeCare Corp.(NON)	710	88,999
ADMA Biologics, Inc.(NON)	10,533	180,641
Agilent Technologies, Inc.	5,097	684,731
Agios Pharmaceuticals, Inc.(NON)	9,538	313,419
Alkermes PLC(NON)	2,439	70,146
Alnylam Pharmaceuticals, Inc.(NON)	2,888	679,575
Amgen, Inc.	2,520	656,813
AngioDynamics, Inc.(NON)	8,943	81,918
Arcellx, Inc.(NON)	4,863	372,943
Arcturus Therapeutics Holdings, Inc.(NON)	15,615	264,987
Argenx SE (Netherlands)(NON)	1,584	978,455
AstraZeneca PLC (United Kingdom)	19,745	2,574,345
AstraZeneca PLC (Rights) (United Kingdom)(F)	2,325	7,115
AstraZeneca PLC ADR (United Kingdom)	47,827	3,133,625
AstraZeneca PLC CVR (Rights) (United Kingdom)(F)	4,444	1,333
AtriCure, Inc.(NON)	2,255	68,913
Avanos Medical, Inc.(NON)	4,425	70,446
Axogen, Inc.(NON)	8,995	148,238
Becton, Dickinson and Co.	3,231	733,017
BioCryst Pharmaceuticals, Inc.(NON)	19,000	142,880
Biohaven, Ltd.(NON)	9,153	341,865
bioMerieux (France)	2,538	271,644
Bioventus, Inc. Class A(NON)	11,011	115,616
Blueprint Medicines Corp.(NON)	829	72,305
Boston Scientific Corp.(NON)	83,676	7,473,941
Bristol-Myers Squibb Co.	58,994	3,336,701
Cardinal Health, Inc.	5,810	687,149
CareDx, Inc.(NON)	11,773	252,060
Castle Biosciences, Inc.(NON)	11,356	302,637
Catalyst Pharmaceuticals, Inc.(NON)	4,984	104,016
Chugai Pharmaceutical Co., Ltd. (Japan)	15,300	674,441
Cigna Group (The)	36,393	10,049,563
Concentra Group Holdings Parent, Inc.	3,603	71,267
Cooper Cos., Inc. (The)(NON)	7,251	666,584
Corcept Therapeutics, Inc.(NON)	9,045	455,778
CSL, Ltd. (Australia)	1,526	266,212
Daiichi Sankyo Co., Ltd. (Japan)	56,400	1,543,287
Danaher Corp.	12,099	2,777,325
Demant A/S (Denmark)(NON)	10,058	370,197
Denali Therapeutics, Inc.(NON)	3,028	61,711
Dexcom, Inc.(NON)	9,032	702,419
Dyne Therapeutics, Inc.(NON)	2,752	64,837
Edwards Lifesciences Corp.(NON)	10,841	802,559
Eli Lilly and Co.	25,272	19,509,984
Exelixis, Inc.(NON)	22,788	758,840
Fate Therapeutics, Inc.(NON)	31,710	52,322
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	5,916	127,154
Fresenius SE & Co. KGaA (Germany)(NON)	15,053	522,504
FUJIFILM Holdings Corp. (Japan)	27,100	560,689
Glaukos Corp.(NON)	1,144	171,531
GSK PLC (United Kingdom)	70,318	1,186,072
Guardant Health, Inc.(NON)	2,797	85,448
HCA Healthcare, Inc.	2,207	662,431
Health Catalyst, Inc.(NON)	12,516	88,488
HealthEquity, Inc.(NON)	784	75,225
Hologic, Inc.(NON)	4,834	348,483
Humacyte, Inc.(NON)	82,637	417,317
IDEXX Laboratories, Inc.(NON)	4,295	1,775,725
ImmunityBio, Inc.(NON)	17,118	43,822
Inari Medical, Inc.(NON)	1,759	89,797
Incyte Corp.(NON)	9,331	644,492
Insmed, Inc.(NON)	9,675	667,962
Insulet Corp.(NON)	2,594	677,216
Intuitive Surgical, Inc.(NON)	10,548	5,505,634
Ipsen SA (France)	3,018	345,925
Ironwood Pharmaceuticals, Inc.(NON)	52,951	234,573
Johnson & Johnson	10,735	1,552,496
Keros Therapeutics, Inc.(NON)	2,217	35,095
Kiniksa Pharmaceuticals International PLC(NON)	6,928	137,036
Kymera Therapeutics, Inc.(NON)	1,804	72,575
Lantheus Holdings, Inc.(NON)	5,384	481,653
LivaNova PLC (United Kingdom)(NON)	5,470	253,316
Lonza Group AG (Switzerland)	5,246	3,096,391
McKesson Corp.	8,914	5,080,178
Medpace Holdings, Inc.(NON)	1,974	655,822
Medtronic PLC	54,622	4,363,205
Merck & Co., Inc.	105,809	10,525,879
Merck KGaA (Germany)	498	72,470
Natera, Inc.(NON)	5,123	810,971
Neurocrine Biosciences, Inc.(NON)	5,658	772,317
Novartis AG (Switzerland)	27,089	2,637,310
Novo Nordisk A/S Class B (Denmark)	41,405	3,572,499
Novocure, Ltd. (Jersey)(NON)	16,476	490,985
Nurix Therapeutics, Inc.(NON)	15,955	300,592
Olympus Corp. (Japan)	19,400	289,647
Omega Healthcare Investors, Inc.	18,271	691,557
Option Care Health, Inc.(NON)	8,097	187,850
OraSure Technologies, Inc.(NON)	26,678	96,308
Otsuka Holdings Company, Ltd. (Japan)	13,000	707,199
Pfizer, Inc.	26,861	712,622
Poseida Therapeutics, Inc.(NON)	4,192	40,243
Protagonist Therapeutics, Inc.(NON)	9,635	371,911
PTC Therapeutics, Inc.(NON)	10,224	461,511
Pulse Biosciences, Inc.(NON)	4,299	74,846
QIAGEN NV (Netherlands)	15,327	682,511
Regeneron Pharmaceuticals, Inc.(NON)	7,661	5,457,160
Roche Holding AG (Switzerland)	7,397	2,068,250
RxSight, Inc.(NON)	6,757	232,306
Sabra Health Care REIT, Inc.(R)	4,433	76,780
Sandoz Group AG (Switzerland)	18,364	752,788
Sanofi SA (France)	33,164	3,223,898
Schrodinger, Inc.(NON)	3,748	72,299
Select Medical Holdings Corp.	12,117	228,405
Sonova Holding AG (Switzerland)	681	222,694
Summit Therapeutics, Inc.(NON)	21,406	381,990
Sutro Biopharma, Inc.(NON)	17,575	32,338
Tango Therapeutics, Inc.(NON)	23,764	73,431
Teladoc Health, Inc.(NON)	41,157	374,117
Tenet Healthcare Corp.(NON)	5,847	738,067
TG Therapeutics, Inc.(NON)	3,286	98,909
Thermo Fisher Scientific, Inc.	9,269	4,822,012
UnitedHealth Group, Inc.	14,180	7,173,095
Universal Health Services, Inc. Class B	3,773	676,952
Wave Life Sciences, Ltd.(NON)	8,041	99,467
Xencor, Inc.(NON)	14,965	343,896
Y-mAbs Therapeutics, Inc.(NON)	5,648	44,224
Zentalis Pharmaceuticals, Inc.(NON)	20,350	61,661

		158,500,858
Homebuilding (0.5%)
Forestar Group, Inc.(NON)	6,119	158,604
Hovnanian Enterprises, Inc. Class A(NON)	1,845	246,898
KB Home	4,113	270,306
Lennar Corp. Class A	4,360	594,573
M/I Homes, Inc.(NON)	2,950	392,203
Meritage Homes Corp.	932	143,360
PulteGroup, Inc.	53,555	5,832,140
Taylor Wimpey PLC (United Kingdom)	111,629	169,900
Toll Brothers, Inc.	15,450	1,945,928
TRI Pointe Homes, Inc.(NON)	10,707	388,236

		10,142,148
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	4,000	157,276
Rational AG (Germany)	236	202,136

		359,412
Lodging/Tourism (0.3%)
Accor SA (France)	29,840	1,451,346
Hilton Worldwide Holdings, Inc.	13,112	3,240,762
InterContinental Hotels Group PLC (United Kingdom)	3,316	412,589
Ryman Hospitality Properties, Inc.(R)	4,446	463,896

		5,568,593
Media (1.0%)
Informa PLC (United Kingdom)	130,233	1,298,891
Netflix, Inc.(NON)	20,907	18,634,827
Universal Music Group NV (Netherlands)	24,916	637,329

		20,571,047
Publishing (0.2%)
New York Times Co. (The) Class A	12,136	631,679
S&P Global, Inc.	3,422	1,704,259
TOPPAN Holdings, Inc. (Japan)	39,700	1,053,168

		3,389,106
Retail (5.0%)
Abercrombie & Fitch Co. Class A(NON)	4,169	623,140
adidas AG (Germany)	3,264	802,827
Amazon.com, Inc.(NON)	260,267	57,099,977
American Eagle Outfitters, Inc.	5,962	99,387
Associated British Foods PLC (United Kingdom)	44,470	1,134,358
BJ's Wholesale Club Holdings, Inc.(NON)	22,105	1,975,082
BlueLinx Holdings, Inc.(NON)	1,679	171,527
Buckle, Inc. (The)	1,863	94,659
Caleres, Inc.	3,142	72,769
Fast Retailing Co., Ltd. (Japan)	4,700	1,585,505
G-III Apparel Group, Ltd.(NON)	2,796	91,206
Gap, Inc. (The)	31,613	747,015
GMS, Inc.(NON)	1,269	107,649
Home Depot, Inc. (The)	6,263	2,436,244
Industria de Diseno Textil SA (Spain)	28,009	1,434,731
J. Jill, Inc.	4,981	137,575
Next PLC (United Kingdom)	4,016	476,387
O'Reilly Automotive, Inc.(NON)	1,285	1,523,753
Revelyst, Inc.(NON)	22,499	432,656
Ryohin Keikaku Co., Ltd. (Japan)	33,500	762,727
Target Corp.	22,893	3,094,676
TJX Cos., Inc. (The)	83,760	10,119,046
Upbound Group, Inc.	2,627	76,630
Urban Outfitters, Inc.(NON)	1,975	108,388
Victoria's Secret & Co.(NON)	10,442	432,508
Walmart, Inc.	218,914	19,778,880

		105,419,302
Semiconductor (0.4%)
Applied Materials, Inc.	8,795	1,430,331
ASML Holding NV (Netherlands)	7,170	5,022,114
Disco Corp. (Japan)	2,100	557,083
KLA Corp.	1,119	705,104
Lam Research Corp.	9,504	686,474
MaxLinear, Inc.(NON)	5,561	109,997
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	23,000	747,501

		9,258,604
Software (5.6%)
Adobe, Inc.(NON)	16,713	7,431,937
AppLovin Corp. Class A(NON)	4,118	1,333,532
Atlassian Corp. Class A(NON)	4,421	1,075,983
Autodesk, Inc.(NON)	2,680	792,128
Blackline, Inc.(NON)	3,357	203,971
Cadence Design Systems, Inc.(NON)	19,604	5,890,218
Domo, Inc. Class B(NON)	10,549	74,687
Guidewire Software, Inc.(NON)	4,158	700,956
Intuit, Inc.	1,088	683,808
Manhattan Associates, Inc.(NON)	2,256	609,661
Microsoft Corp.	182,550	76,944,826
Nexon Co., Ltd. (Japan)	7,200	107,103
Oracle Corp.	72,131	12,019,910
Pegasystems, Inc.	17,786	1,657,655
PROS Holdings, Inc.(NON)	5,747	126,204
ROBLOX Corp. Class A(NON)	13,220	764,909
SAP SE (Germany)	5,621	1,382,620
Shopify, Inc. Class A (Canada)(NON)	14,908	1,585,168
Veeva Systems, Inc. Class A(NON)	23,779	4,999,535
Workday, Inc. Class A(NON)	2,670	688,940

		119,073,751
Technology (0.1%)
CACI International, Inc. Class A(NON)	1,715	692,963
SoftBank Group Corp. (Japan)	12,300	702,893

		1,395,856
Technology services (4.8%)
Accenture PLC Class A	1,975	694,785
Alphabet, Inc. Class A	118,329	22,399,680
Alphabet, Inc. Class C	89,304	17,007,054
Capgemini SE (France)	5,257	858,613
DocuSign, Inc.(NON)	8,394	754,956
Fair Isaac Corp.(NON)	308	613,206
Fiserv, Inc.(NON)	3,480	714,862
Gartner, Inc.(NON)	1,368	662,755
HealthStream, Inc.	3,230	102,714
Integral Ad Science Holding Corp.(NON)	17,411	181,771
Leidos Holdings, Inc.	18,237	2,627,222
LY Corp. (Japan)	289,400	765,200
Maximus, Inc.	1,062	79,278
Meta Platforms, Inc. Class A	63,517	37,189,839
NEC Corp. (Japan)	2,000	171,154
Pinterest, Inc. Class A(NON)	22,834	662,186
Prosus NV (China)	30,154	1,197,863
Q2 Holdings, Inc.(NON)	2,048	206,131
Salesforce, Inc.	22,942	7,670,199
Scout24 SE (Germany)	2,387	210,626
Spotify Technology SA (Sweden)(NON)	6,689	2,992,525
Tencent Holdings, Ltd. (China)	15,000	800,592
Unisys Corp.(NON)	17,796	112,649
V2X, Inc.(NON)	718	34,342
VeriSign, Inc.(NON)	3,658	757,060
Western Union Co. (The)	64,461	683,287
Zebra Technologies Corp. Class A(NON)	1,719	663,912

		100,814,461
Textiles (0.1%)
Hermes International (France)	472	1,132,502

		1,132,502
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The)(NON)	8,707	78,363

		78,363
Toys (0.2%)
Bandai Namco Holdings, Inc. (Japan)	3,300	78,689
Hasbro, Inc.	10,916	610,314
Nintendo Co., Ltd. (Japan)	46,600	2,714,066

		3,403,069
Transportation (1.4%)
A.P. Moeller-Maersck A/S Class B (Denmark)	461	766,993
Aena SME SA (Spain)	3,059	624,335
ArcBest Corp.	732	68,310
Arlo Technologies, Inc.(NON)	15,794	176,735
Canadian National Railway Co. (Canada)	13,500	1,370,896
Canadian Pacific Kansas City, Ltd. (Canada)	34,738	2,513,989
Costamare, Inc. (Monaco)	5,992	76,997
CSX Corp.	31,819	1,026,799
DHL Group (Germany)	19,189	677,417
FedEx Corp.	19,181	5,396,191
Hub Group, Inc. Class A	5,583	248,778
International Seaways, Inc.	3,548	127,515
Kirby Corp.(NON)	5,971	631,732
Matson, Inc.	3,407	459,400
Norfolk Southern Corp.	2,750	645,425
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	225,131	1,246,309
Ryanair Holdings PLC ADR (Ireland)	18,940	825,595
Safe Bulkers, Inc. (Monaco)	18,799	67,112
Scorpio Tankers, Inc.	9,338	464,005
SITC International Holdings Co., Ltd. (Hong Kong)	66,000	175,014
SkyWest, Inc.(NON)	4,801	480,724
Southwest Airlines Co.	126,796	4,262,882
Sun Country Airlines Holdings, Inc.(NON)	9,554	139,297
Teekay Corp., Ltd. (Bermuda)	34,712	240,554
Teekay Tankers,. Ltd. Class A (Canada)	9,605	382,183
Union Pacific Corp.	21,682	4,944,363
United Parcel Service, Inc. Class B	5,437	685,606
Westinghouse Air Brake Technologies Corp.	3,460	655,981

		29,381,137
Utilities and power (1.7%)
AES Corp. (The)	52,224	672,123
ALLETE, Inc.	6,640	430,272
American Electric Power Co., Inc.	7,666	707,035
American States Water Co.	984	76,476
Black Hills Corp.	6,367	372,597
California Water Service Group	1,895	85,900
Constellation Energy Corp.	3,446	770,905
Dominion Energy, Inc.	13,373	720,270
Duke Energy Corp.	6,736	725,737
E.ON SE (Germany)	58,679	683,496
Edison International	9,217	735,885
ENGIE SA (France)	86,614	1,373,646
Eni SpA (Italy)	17,203	235,308
Eversource Energy	11,772	676,066
Exelon Corp.	116,629	4,389,916
Iberdrola SA (Spain)	251,462	3,465,201
Kansai Electric Power Co., Inc. (The) (Japan)	35,400	392,369
National Fuel Gas co.	11,783	714,992
New Jersey Resources Corp.	3,150	146,948
NextEra Energy, Inc.	53,350	3,824,662
Northwest Natural Holding Co.	2,093	82,799
NRG Energy, Inc.	51,007	4,601,852
Otter Tail Corp.	1,055	77,901
PG&E Corp.	88,920	1,794,406
PNM Resources, Inc.	1,595	78,426
Portland General Electric Co.	2,750	119,955
PPL Corp.	82,249	2,669,803
RWE AG (Germany)	7,454	222,603
SJW Group	1,832	90,171
Unitil Corp.	1,340	72,615
Vistra Corp.	38,771	5,345,358

		36,355,693

Total common stocks (cost $923,726,413)		$1,499,038,994

CORPORATE BONDS AND NOTES (12.6%)(a)
		Principal amount	Value
Basic materials (0.9%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$400,000	$427,270
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		110,000	111,899
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		225,000	231,757
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		50,000	47,271
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		75,000	71,512
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		295,000	292,652
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		100,000	98,748
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		180,000	184,640
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		180,000	163,564
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		210,000	199,408
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		222,000	222,215
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		265,000	253,160
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	109,475
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		110,000	97,241
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		120,000	118,582
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		501,000	509,131
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		246,000	251,170
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,269,000	1,288,333
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		300,000	280,829
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, perpetual maturity (Mexico)		200,000	206,438
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		140,000	146,044
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		1,008,000	889,645
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		396,000	392,428
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		230,000	226,179
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		205,000	201,589
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		85,000	76,205
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		170,000	156,407
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		265,000	256,796
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		125,000	110,075
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		309,000	305,829
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		205,000	202,679
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		265,000	263,976
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		340,000	333,506
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		668,000	579,423
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	150,000	148,486
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		$155,000	142,143
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		260,000	240,202
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		245,000	246,188
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		252,000	210,231
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		474,000	452,452
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		530,000	522,991
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		525,000	513,769
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		99,000	64,918
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		173,000	147,000
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27		75,000	68,947
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	139,797
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		$295,000	303,719
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		185,000	187,991
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		275,000	280,902
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	164,450
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		125,000	134,713
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		650,000	577,181
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		180,000	180,956
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	43,105
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		130,000	120,136
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	110,000	109,659
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		$143,000	131,975
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		675,000	598,700
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		233,000	226,169
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	105,000	106,425
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$215,000	228,387
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		140,000	140,019
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		210,000	222,211
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		390,000	367,315
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		325,000	308,915
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		200,000	196,108
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		225,000	236,635
Standard Industies Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		280,000	280,689
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		230,000	221,942
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37		110,000	107,046
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		260,000	239,014
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		795,000	495,329
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		396,000	267,301
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	783,468
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		154,000	173,866
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		39,000	43,452
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		150,000	138,125

			19,819,103
Capital goods (0.9%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)		240,000	245,535
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	175,000	154,981
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$200,000	172,029
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	220,765
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		255,000	146,035
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		320,000	336,723
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		23,000	23,233
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		21,000	20,932
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		273,000	255,716
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		809,000	781,078
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		100,000	95,257
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		91,000	81,323
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		340,000	324,324
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		1,388,000	1,346,861
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		105,000	96,817
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		215,000	138,588
Boeing Co. (The) sr. unsec. unsub. notes 6.388%, 5/1/31		205,000	214,430
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		265,000	274,823
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27		174,000	178,187
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		290,000	299,971
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		43,000	43,092
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		30,000	31,240
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		70,000	71,296
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		30,000	30,976
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		185,000	199,094
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		280,000	291,460
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		85,000	91,440
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		140,000	142,660
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	191,862
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$130,000	130,994
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27		480,000	482,934
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		145,000	117,607
DP World Salaam jr. unsec. sub. notes 6.00%, 1/1/26 (United Arab Emirates)		620,000	617,099
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		190,000	182,628
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		70,000	71,967
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		250,000	247,594
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		255,000	237,890
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31		265,000	260,024
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		599,000	557,300
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	435,817
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		284,000	281,371
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		120,000	113,696
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		375,000	354,500
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		195,000	200,123
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		263,000	259,756
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		298,000	264,867
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		295,000	287,469
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		20,000	20,068
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		1,360,000	1,368,104
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		80,000	81,891
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		155,000	162,284
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		125,000	115,300
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		110,000	109,124
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		857,000	834,619
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		225,000	220,363
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		180,000	170,830
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		335,000	371,132
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		75,000	80,381
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		150,000	142,969
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		185,000	181,564
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		235,000	231,112
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		235,000	222,108
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		45,000	46,135
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity		255,000	250,117
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		190,000	192,961
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		195,000	197,004
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	155,000	160,597
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		$220,000	214,843
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		92,000	80,564
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		497,000	470,514
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		323,000	324,668
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		265,000	269,670
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		55,000	55,804
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)		160,000	154,037

			18,333,127
Communication services (1.2%)
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	148,224
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	149,988
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		724,000	625,500
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		413,000	372,156
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		844,000	810,857
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		788,000	764,230
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		2,055,000	1,383,490
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		165,000	161,481
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		804,000	647,918
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		1,045,000	908,348
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		180,000	172,311
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,255,000	1,147,473
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		160,000	139,639
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		240,000	210,912
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		731,000	644,892
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		730,000	549,117
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		58,000	57,951
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		327,000	204,477
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		189,000	106,761
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		557,000	381,702
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		307,000	232,619
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)		465,000	424,105
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		450,000	433,231
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		591,000	573,282
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		385,000	364,001
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		187,000	184,076
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		370,000	365,634
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		435,000	505,727
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30		95,000	93,595
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		275,000	268,225
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	104,745
EchoStar Corp. company guaranty sr. sub. notes 10.75%, 11/30/29		255,000	274,472
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		266,000	244,716
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		1,563,000	1,509,916
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		170,000	179,811
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		165,000	164,604
Iliad Holding SASU 144A sr. notes 7.00%, 4/15/32 (France)		200,000	201,262
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		244,000	266,936
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)		600,000	596,423
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		455,000	483,327
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		1,231,000	1,023,144
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		119,000	112,036
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		1,210,000	1,182,466
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		69,000	67,589
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		155,000	136,396
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		6,000	6,036
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28		660,000	660,483
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		340,000	317,590
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		328,000	350,388
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,130,000	958,883
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		957,000	649,709
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		755,000	699,880
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,995,000	1,954,875
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		360,000	331,150
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		200,000	172,967
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		510,000	451,966
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		335,000	356,362

			26,490,054
Consumer cyclicals (1.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		458,000	442,754
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		328,000	295,845
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		305,000	312,116
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		345,000	314,720
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		270,000	258,933
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		225,000	204,300
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		165,800	147,268
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		590,000	613,701
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		440,000	450,826
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		140,000	138,616
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		815,000	718,268
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		230,000	241,306
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		410,000	379,594
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		40,000	40,213
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		345,000	351,651
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32		120,000	115,813
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		415,000	388,881
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		225,000	215,851
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		70,000	72,869
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		130,000	138,976
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		420,000	419,382
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		160,000	170,579
Carvana Co. 144A company guaranty sr. sub. notes 12.00%, 12/1/28(PIK)		193,369	206,655
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		235,000	230,799
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		185,000	180,581
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		340,000	350,332
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		325,000	293,622
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		160,000	148,568
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34		295,000	285,011
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		1,056,000	994,413
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	100,000	109,782
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$285,000	285,736
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		560,000	562,985
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		280,000	247,179
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		72,000	68,284
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		255,000	136,279
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)		275,000	281,762
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		345,000	368,196
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		397,000	380,677
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		397,000	391,872
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		272,000	276,258
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		641,000	641,040
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		41,000	42,858
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		107,000	107,020
Hyundai Capital America 144A sr. unsec. notes 4.875%, 11/1/27 (South Korea)		395,000	394,194
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		100,000	97,118
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		775,000	809,252
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		215,000	216,293
IHO Verwaltungs, GmbH 144A sr. sub. notes 8.00%, 11/15/32 (Germany)		200,000	201,603
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,275,000	1,265,751
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33		480,000	478,400
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		210,000	193,379
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		490,000	429,581
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		295,000	309,624
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		45,000	46,382
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	383,140
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	121,427
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		100,000	98,031
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		300,000	307,405
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		125,000	122,185
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		360,000	360,450
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		200,000	189,415
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		962,000	799,770
Moody's Corp. sr. unsec. sub. bonds 5.00%, 8/5/34		295,000	288,769
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		100,000	105,444
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		140,000	147,118
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34		300,000	293,954
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	725,000	781,943
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$135,000	139,968
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		578,000	589,530
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		119,000	112,410
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		220,000	204,267
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		150,000	140,028
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		245,000	256,298
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		155,000	150,960
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		175,000	165,302
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		375,000	353,378
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		169,000	161,789
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		245,000	241,382
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	135,000	168,151
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company gauranty notes 6.25%, 1/15/28		$290,000	288,744
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		50,000	50,638
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		400,000	399,338
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		175,000	172,254
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		160,000	159,959
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		55,000	54,003
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		380,000	386,299
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		91,000	81,817
S&P Global, Inc. company guaranty sr. unsec. notes 4.75%, 8/1/28		86,000	86,147
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		188,000	155,603
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		235,000	225,081
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	198,213
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		275,000	230,458
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		235,000	216,777
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		265,000	270,937
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		105,000	106,504
Specialty Building Products Holdings, LLC/ SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29		120,000	122,199
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	180,000	182,908
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	77,241
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		305,000	279,682
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		175,000	174,074
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		190,000	170,362
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		445,000	365,491
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		300,000	279,891
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		265,000	265,082
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		90,000	90,753
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		175,000	167,820
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		115,000	114,332
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		221,000	215,998
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		75,000	80,867
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		250,000	269,089
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		100,000	100,650
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		382,000	485,927
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		893,000	787,155
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		695,000	669,703
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		100,000	95,797
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		420,000	417,486
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		210,000	201,290
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		425,000	442,899

			33,285,930
Consumer staples (0.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		250,000	223,811
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		90,000	90,404
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		314,000	305,416
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		255,000	241,917
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		280,000	232,999
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,000,000	983,218
Avis Budget Finance PLC 7.00%, 2/28/29		130,000	141,467
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		120,000	130,585
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	190,000	207,177
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$260,000	239,748
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29		70,000	74,201
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		240,000	248,480
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		140,000	142,414
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		225,000	214,624
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	185,000	184,869
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$100,000	92,976
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		220,000	228,489
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		155,000	162,176
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		196,000	167,838
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.20%, 11/1/46		462,000	376,993
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		354,000	400,614
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		143,000	139,381
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		330,000	304,718
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		35,000	35,646
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		130,000	131,759
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		240,000	237,877
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		183,000	167,073
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		150,000	139,340
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		480,000	472,358
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		86,000	79,791
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31		150,000	146,425
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		424,000	404,137
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		806,000	810,504
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31		380,000	371,810
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34		195,000	193,719
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		55,000	56,989
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33		185,000	180,245
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29		190,000	190,380

			9,152,568
Energy (0.9%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		500,000	491,525
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		25,000	26,901
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		1,715,000	1,661,593
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		545,000	551,404
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		35,000	36,685
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		130,000	135,176
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		260,000	271,384
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		225,000	231,681
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)		80,000	81,226
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	191,908
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	135,457
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		370,000	377,904
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31		185,000	195,371
Expand Energy Corp. company guaranty sr. unsec. bonds 4.75%, 2/1/32		545,000	507,657
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 3/15/30		80,000	78,283
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29		535,000	527,398
Harbour Energy PLC 144A company guaranty sr. unsec. notes 5.50%, 10/15/26 (United Kingdom)		235,000	234,955
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		125,000	121,449
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		215,000	209,274
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		115,000	116,222
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		270,000	269,300
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		300,000	292,416
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		250,000	246,262
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29		370,000	356,477
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33		380,000	369,217
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		295,000	292,161
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31		375,000	348,595
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		190,000	189,952
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		705,000	697,840
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		185,000	198,130
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		397,000	434,314
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31		920,000	890,326
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		1,045,000	1,059,987
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		162,000	158,702
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		270,000	228,226
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		188,000	163,694
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		540,000	524,146
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		109,000	109,449
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		150,000	148,819
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		325,000	303,785
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		235,000	239,896
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		250,000	258,322
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		135,000	135,078
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32		385,000	379,956
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		425,000	415,296
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		444,000	429,018
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		54,462	55,952
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		129,000	129,490
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		135,000	137,893
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38		235,000	192,785
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		85,000	88,028
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		200,000	183,895
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54		260,000	272,254
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		210,000	230,560
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		230,000	254,355
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		300,000	313,188
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		115,000	119,721
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		345,000	361,460
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		70,000	69,351
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32		295,000	284,132
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29		55,000	54,800

			18,070,681
Financials (3.8%)
ABN AMRO Bank NV 144A sr. unsec. unsub. notes 4.988%, 12/3/28 (Netherlands)		500,000	499,128
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	199,400
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		275,000	283,460
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		275,000	287,900
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27		410,000	413,787
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		1,245,000	1,085,239
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		900,000	873,506
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)		150,000	154,448
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		252,000	227,465
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		490,000	482,097
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		110,000	112,791
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		1,272,000	1,175,213
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		680,000	680,409
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		360,000	361,800
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32		85,000	85,888
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29		340,000	328,303
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		807,000	893,271
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		442,000	439,132
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		312,000	277,719
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28		380,000	382,258
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)		200,000	193,804
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		265,000	230,253
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		449,000	427,282
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26		421,000	402,836
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		195,000	202,157
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		504,000	498,518
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		85,000	92,938
Athene Global Funding 144A notes 5.526%, 7/11/31		360,000	361,045
Athene Global Funding 144A notes 5.349%, 7/9/27		540,000	545,438
Athene Global Funding 144A notes 1.985%, 8/19/28		905,000	809,512
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	203,207
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	390,490
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,192,512
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		600,000	599,649
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		320,000	319,948
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		2,328,000	2,220,050
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		672,000	591,116
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		2,112,000	1,872,127
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 5.38%, 9/15/26		125,000	125,207
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,572,000	1,629,773
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		555,000	544,963
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		812,000	510,084
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		176,000	152,477
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		270,000	217,782
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27		193,000	184,820
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		375,000	314,669
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	197,923
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)		1,000,000	1,007,919
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		432,000	431,244
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)		280,000	282,838
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,934,000	1,562,518
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		2,674,000	2,590,878
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		609,000	597,113
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		415,000	365,149
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		776,000	765,756
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	208,865
CNO Global Funding 144A notes 4.95%, 9/9/29		695,000	689,255
CNO Global Funding 144A notes 4.875%, 12/10/27		240,000	239,014
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)		525,000	531,089
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		402,000	383,989
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29		315,000	316,945
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		280,000	296,499
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		250,000	235,880
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		600,000	599,179
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		1,491,000	1,439,113
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		125,000	137,266
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29		200,000	213,331
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		240,000	252,704
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,124,000	1,116,836
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		1,137,000	1,170,695
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		220,000	212,820
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		220,000	239,482
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		220,000	220,268
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29		513,000	505,617
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		85,000	87,738
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		336,000	288,813
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		148,000	148,102
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		2,554,000	2,486,420
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27		220,000	225,511
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		265,000	271,842
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		781,000	632,877
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)		345,000	351,814
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		297,000	235,292
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		182,000	179,146
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32		335,000	332,119
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25		405,000	405,197
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		305,000	324,400
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		110,000	116,249
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		245,000	265,299
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		1,256,000	1,253,534
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.785%, 5/15/47		368,000	349,960
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		127,000	123,518
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28		140,000	137,064
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		360,000	368,525
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,616,000	2,541,808
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33		1,198,000	1,224,039
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		1,000,000	894,878
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		340,000	311,139
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	65,138
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		245,000	236,428
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		445,000	442,704
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		377,000	396,113
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)		138,000	135,231
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		45,000	46,633
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		30,000	30,891
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		393,000	386,234
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		300,000	327,956
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		575,000	569,342
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		680,000	682,002
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		2,599,000	2,507,286
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27		817,000	800,904
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37		150,000	145,823
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28		230,000	233,367
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		72,000	72,674
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		240,000	243,335
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		550,000	526,280
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)		395,000	398,974
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		305,000	252,560
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		230,000	236,310
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31		230,000	234,585
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		50,000	50,658
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		315,000	303,101
PHH Escrow Issuer, LLC 144A sr. unsec. notes 9.875%, 11/1/29		530,000	532,926
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		1,380,000	1,299,884
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		460,000	477,010
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		236,000	206,508
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		106,000	100,462
Protective Life Global Funding 144A 5.467%, 12/8/28		435,000	442,640
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		70,000	72,229
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		265,000	266,554
Santander UK Group Holdings PLC sr. unsec. unsub. FRN 6.833%, 11/21/26 (United Kingdom)		1,300,000	1,318,986
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		965,000	938,264
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29		540,000	526,919
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		640,000	637,660
Truist Financial Corp. sr. unsec. unsub. notes Ser. MTN, 5.435%, 1/24/30		340,000	343,123
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		381,000	381,996
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		342,000	329,475
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,375,000	1,358,865
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)		455,000	458,061
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		395,000	379,741
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		1,227,000	994,109
VICI Properties LP sr. unsec. notes 5.125%, 11/15/31(R)		615,000	600,330
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		658,000	652,929
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		263,000	255,363
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		3,684,000	3,230,570
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		340,000	345,290
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		429,000	428,248
Westpac Banking Corp. sr. unsec. unsub. notes 2.70%, 8/19/26 (Australia)		78,000	75,841
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		359,000	255,740
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		80,000	80,363

			80,755,955
Health care (1.0%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29		510,000	509,751
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		512,000	429,316
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		230,000	220,777
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		36,000	34,686
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		75,000	75,716
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		740,000	745,556
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		355,000	337,724
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		145,000	150,256
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		185,000	168,094
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		731,000	655,925
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		565,000	567,925
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		205,000	177,022
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		110,000	98,358
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	96,384
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		200,000	206,596
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		145,000	139,321
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	120,449
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		340,000	279,571
Concentra Escrow Issuer Corp. 144A sr. unsec.notes 6.875%, 7/15/32		215,000	219,775
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55		195,000	196,142
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54		115,000	113,049
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		253,000	218,977
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		15,589	15,678
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		226,775	210,390
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		580,000	585,147
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		333,000	236,111
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		230,000	233,759
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		261,000	236,456
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		120,000	127,294
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27		230,000	235,767
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		480,000	475,685
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	620,000	581,937
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		$116,000	114,945
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		242,000	230,973
HCA, Inc. company guaranty sr. unsec. notes 5.45%, 4/1/31		700,000	698,849
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		815,000	718,538
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		310,000	315,314
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		186,000	185,423
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		330,000	312,092
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		450,000	424,649
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		255,000	236,361
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		145,000	140,072
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		805,000	623,995
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		994,000	816,412
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		171,000	160,244
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		1,441,000	1,400,760
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		131,000	129,877
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	993,492
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		520,000	519,119
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		100,000	87,570
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		485,000	475,418
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		190,000	178,546
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		300,000	298,010
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	420,000	446,412
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$200,000	223,782
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	215,799
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		465,000	454,514
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		512,000	411,467
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		565,000	529,942
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27		242,000	232,032
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		160,000	137,741

			20,411,942
Technology (0.7%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		145,000	142,282
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		1,550,000	1,369,456
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		556,000	460,953
AppLovin Corp. sr. unsec. sub. notes 5.375%, 12/1/31		182,000	182,133
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29		138,000	137,717
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		68,000	68,332
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		347,000	349,739
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		783,000	770,957
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		2,010,000	1,936,327
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29		545,000	547,248
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		107,000	86,238
Cadence Design Systems, Inc. sr. unsec. sub. notes 4.30%, 9/10/29		505,000	495,176
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		140,000	142,316
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		240,000	235,869
CommScope, Inc. 144A company guaranty sr. unsec. notes 7.125%, 7/1/28		225,000	198,304
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26		100,000	99,625
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		200,000	204,184
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		265,000	242,102
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54		210,000	197,823
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34		105,000	100,979
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31		210,000	204,899
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29		835,000	814,247
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		240,000	227,789
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		620,000	602,945
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54		431,000	417,755
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		407,000	407,709
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		249,000	227,607
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		412,000	321,505
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31		418,000	368,004
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38		79,000	84,975
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,759,000	1,342,022
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		199,000	191,812
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		215,000	202,702
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		90,000	81,342
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		674,000	560,348
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		355,000	329,751
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		295,000	299,604
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		180,000	163,896

			14,816,672
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		230,000	228,270
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		115,000	114,719
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)		425,000	414,411
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		446,000	366,508
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29		160,000	160,295
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		216,000	210,357
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		255,000	251,770
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29		595,000	593,212
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)		200,000	201,621
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)		917,000	920,820
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	85,644
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32		325,000	335,318

			3,882,945
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28		230,000	231,329
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		320,000	308,368
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		481,000	401,104
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		220,000	220,434
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		1,094,000	1,069,450
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		181,000	153,739
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC 144A sr. unsec. notes 6.375%, 2/15/32 (United Kingdom)		265,000	264,498
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		16,000	15,991
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		155,000	145,870
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		133,000	139,041
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		255,000	213,555
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		340,000	346,877
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		781,000	606,454
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		416,000	399,636
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		210,000	227,659
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		427,000	408,096
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	226,091
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)		835,000	853,682
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		815,000	675,385
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		122,000	120,904
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		1,308,000	1,221,027
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		86,000	87,133
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		113,000	112,151
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,375,000	1,357,435
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53		169,000	166,634
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		680,000	685,483
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		75,000	75,998
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		265,000	249,995
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		580,000	659,476
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		410,000	408,780
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		430,000	430,799
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34		255,000	250,317
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		215,000	237,690
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		175,000	168,364
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		760,000	584,716
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		99,000	92,386
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		1,000,000	1,035,565
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29		670,000	681,247
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55		150,000	154,310
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		300,000	293,841
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		160,000	159,453
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		258,000	246,566
Southern California Gas Co. sr. unsub. bonds 5.05%, 9/1/34		250,000	246,522
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		425,000	433,774
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34		1,595,000	1,544,787
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		95,000	97,274
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		190,000	191,295
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34		415,000	420,800
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		387,000	369,851
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		150,000	153,730
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		155,000	152,214
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		225,000	236,249
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34		340,000	323,989

			20,558,014

Total corporate bonds and notes (cost $277,486,212)			$265,576,991

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.0%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$531,482	$550,921
5.50%, TBA, 1/1/55	2,000,000	1,983,778
5.50%, with due dates from 6/20/53 to 7/20/53	3,601,580	3,621,789
5.00%, TBA, 1/1/55	5,000,000	4,850,977
4.50%, TBA, 1/1/55	10,000,000	9,453,125
4.50%, with due dates from 5/15/47 to 5/20/49	330,136	315,279
4.00%, TBA, 1/1/55	7,000,000	6,447,966
3.00%, TBA, 1/1/55	13,000,000	11,274,453
3.00%, with due dates from 8/20/49 to 1/20/54	28,406,043	24,738,230

		63,236,518
U.S. Government Agency Mortgage Obligations (7.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	279,960	286,455
6.00%, 5/1/53	878,944	889,560
5.50%, 5/1/53	956,485	951,216
4.00%, 9/1/45	111,864	105,023
3.00%, 1/1/48	7,909,878	6,859,798
2.50%, with due dates from 8/1/50 to 8/1/51	4,244,216	3,475,694
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	2,978,725	3,050,808
5.28%, 12/1/28	294,000	299,596
4.00%, 1/1/57	644,576	591,707
3.50%, with due dates from 6/1/56 to 2/1/57	5,024,211	4,442,438
3.50%, 4/1/52	2,348,215	2,100,101
3.00%, with due dates from 4/1/46 to 4/1/52	10,839,354	9,366,724
2.73%, 9/1/29	371,267	340,602
2.50%, with due dates from 7/1/50 to 8/1/51	21,234,393	17,495,294
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/55	9,000,000	9,187,031
5.00%, TBA, 1/1/55	34,000,000	32,817,849
3.50%, TBA, 1/1/55	14,000,000	12,384,022
2.50%, TBA, 1/1/55	42,000,000	34,213,594
2.50%, TBA, 1/1/40	20,000,000	18,164,063

		157,021,575

Total U.S. government and agency mortgage obligations (cost $233,253,498)		$220,258,093

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 4.25%, 11/15/40(i)	$116,000	$109,769
U.S. Treasury Notes
4.375%, 5/15/34(i)	23,000	22,786
4.00%, 7/31/29(i)	164,000	164,138

Total U.S. treasury obligations (cost $296,693)		$296,693

MORTGAGE-BACKED SECURITIES (3.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.7%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 6.832%, 4/15/37	$26,666	$29,008
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.719%, 10/25/53	488,906	492,508
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,675,043	492,952
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,957,428	900,155
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	5,370,873	1,379,779
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	4,801,935	956,150
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	4,015,773	937,067
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	4,131,447	901,025
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	4,352,497	849,397
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	3,053,628	567,125
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.338%, 4/15/44	4,456,868	397,463
REMICs Ser. 3391, PO, zero %, 4/15/37	2,081	1,763
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	3,641	3,118
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	3,645,485	662,236
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	6,904,316	1,181,574
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	6,375,941	681,194
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	6,250,664	823,066
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	5,961	4,877
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	736	600
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 5.755%, 4/20/51(WAC)	662,291	676,403
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	3,158,990	604,953
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	6,166,123	921,461
FRB Ser. 16-H16, Class LI, IO, 2.82%, 7/20/66(WAC)	6,583,141	282,818
Ser. 15-H26, Class EI, IO, 1.738%, 10/20/65(WAC)	1,052,746	36,908

		13,783,600
Commercial mortgage-backed securities (1.1%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class AS, 6.096%, 6/15/36	557,000	557,797
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.936%, 5/15/53(WAC)	5,125,153	199,617
AREIT Trust 144A FRB Ser. 21-CRE5, Class A, 5.576%, 11/17/38 (Cayman Islands)	91,811	91,937
BANK FRB Ser. 20-BN26, Class XA, IO, 1.203%, 3/15/63(WAC)	2,666,757	126,713
Bank5 FRB Ser. 24-5YR7, Class XA, 1.334%, 6/15/57(WAC)	7,540,167	391,209
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.519%, 8/15/52(WAC)	10,026,299	546,669
BBCMS Mortgage Trust FRB Ser. 21-C9, Class XA, IO, 1.588%, 2/15/54(WAC)	2,695,677	196,256
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 5.84%, 12/16/36 (Cayman Islands)	570,966	571,323
Benchmark Mortgage Trust
FRB Ser. 20-B22, Class XA, IO, 1.505%, 1/15/54(WAC)	2,595,388	183,534
FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57(WAC)	5,153,941	270,408
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 5.546%, 5/15/38 (Cayman Islands)	796,276	778,383
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	169,000	158,359
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	48,867	46,956
Citigroup Commercial Mortgage Trust Ser. 16-P4, Class AS, 3.075%, 7/10/49	798,000	757,221
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.944%, 11/10/46(WAC)	151,202	140,814
FRB Ser. 14-CR17, Class C, 4.779%, 5/10/47(WAC)	392,000	359,445
FRB Ser. 14-CR20, Class C, 4.655%, 11/10/47(WAC)	853,487	807,780
FRB Ser. 15-LC21, Class B, 4.311%, 7/10/48(WAC)	496,000	490,191
FRB Ser. 14-UBS6, Class C, 4.259%, 12/10/47(WAC)	307,283	293,820
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	232,713	228,337
FRB Ser. 15-LC19, Class C, 4.172%, 2/10/48(WAC)	731,000	701,239
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	392,199	375,016
Ser. 15-CR22, Class B, 3.926%, 3/10/48(WAC)	297,000	288,534
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	391,000	389,066
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.944%, 11/10/46(WAC)	537,000	329,078
FRB Ser. 14-CR17, Class D, 4.843%, 5/10/47(WAC)	442,000	353,820
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	2,903,016	408
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.064%, 4/15/50(WAC)	538,000	481,598
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	399,000	383,884
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	577,000	559,512
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,138,000	1,124,253
Ser. 19-C17, Class AS, 3.278%, 9/15/52	598,000	525,974
FRB Ser. 20-C19, Class XA, IO, 1.089%, 3/15/53(WAC)	10,357,401	451,433
FRB Ser. 21-C20, Class XA, IO, 0.991%, 3/15/54(WAC)	3,860,863	175,814
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.353%, 8/10/44(WAC)	852,592	799,111
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 3.956%, 10/25/48(WAC)	682,000	675,112
GS Mortgage Securities Trust
FRB Ser. 19-GC38, Class XA, 1.007%, 2/10/52(WAC)	7,660,638	270,738
FRB Ser. 14-GC22, Class XA, IO, 0.594%, 6/10/47(WAC)	866,453	9
FRB Ser. 14-GC24, Class XA, IO, 0.327%, 9/10/47(WAC)	840,100	8
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class C, 4.549%, 9/15/47(WAC)	700,400	663,562
FRB Ser. 14-C18, Class B, 4.536%, 2/15/47(WAC)	524,873	505,249
FRB Ser. 13-C12, Class C, 3.939%, 7/15/45(WAC)	332,616	314,138
FRB Ser. 15-C33, Class XA, IO, 0.893%, 12/15/48(WAC)	4,443,404	25,102
FRB Ser. 14-C25, Class XA, IO, 0.544%, 11/15/47(WAC)	1,463,769	15
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 13-LC11, Class AS, 3.216%, 4/15/46	247,422	226,799
KREF, Ltd. 144A FRB Ser. 22-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 5.816%, 2/17/39	330,436	332,118
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	846,000	813,758
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 5.59%, 7/16/36 (Cayman Islands)	615,996	616,751
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.318%, 5/15/48(WAC)	375,000	358,746
FRB Ser. 15-C22, Class C, 4.189%, 4/15/48(WAC)	520,000	447,800
FRB Ser. 13-C10, Class B, 3.981%, 7/15/46(WAC)	402,195	373,251
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C9, Class D, 3.807%, 5/15/46(WAC)	316,000	276,207
Morgan Stanley Capital I Trust
Ser. 18-L1, Class A3, 4.139%, 10/15/51	335,000	325,134
FRB Ser. 16-BNK2, Class C, 3.878%, 11/15/49(WAC)	148,000	118,365
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, 6.662%, 6/17/37 (Bermuda)	225,945	227,807
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	417,718	31
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 5.59%, 6/16/36	16,236	16,094
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48(WAC)	24,794	65
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-C33, Class B, 4.506%, 3/15/59(WAC)	596,000	584,849
FRB Ser. 24-5C1, Class XA, 1.029%, 7/15/57(WAC)	8,905,279	362,822
FRB Ser. 16-LC25, Class XA, IO, 0.817%, 12/15/59(WAC)	9,479,869	113,870
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.833%, 7/15/46(WAC)	312,000	153,722
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C23, Class B, 4.294%, 10/15/57(WAC)	206,000	187,363
FRB Ser. 13-C11, Class C, 4.007%, 3/15/45(WAC)	1,149,000	1,094,178
FRB Ser. 13-C14, Class XA, IO, 0.348%, 6/15/46(WAC)	223,634	2
FRB Ser. 14-C22, Class XA, IO, 0.275%, 9/15/57(WAC)	2,645,055	26
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default)(NON)(WAC)	257,303	85,592
FRB Ser. 13-C15, Class D, 4.186%, 8/15/46(WAC)	437,000	180,263

		23,485,055
Residential mortgage-backed securities (non-agency) (1.2%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	264,913	270,625
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.643%, 5/25/47	1,071,353	604,289
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69(STP)	466,166	462,816
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	60,407	58,583
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	100,101	94,358
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 5.053%, 9/25/45	71,463	65,971
BRAVO Residential Funding Trust 144A
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	179,898	181,463
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 5.569%, 8/25/69	358,862	356,716
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	500,000	471,239
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.17%, 5/25/35(WAC)	100,497	98,483
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.765%, 6/25/46	348,371	330,163
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.145%, 11/20/35	152,994	143,834
FRB Ser. 06-24CB, Class A19, (CME Term SOFR 1 Month + 0.61%), 4.953%, 8/25/36	348,143	143,858
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 4.878%, 12/25/35	760,050	479,367
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.833%, 8/25/46	704,945	589,566
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.665%, 2/20/47	383,421	303,162
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	204,159	205,524
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 4.184%, 7/27/61(WAC)	210,281	209,828
Ser. 21-RPL4, Class A1, 4.10%, 12/27/60(WAC)	229,505	228,949
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 9.383%, 4/25/28	243,789	250,027
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.269%, 9/25/42	24,000	25,369
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.684%, 6/25/42	492,760	507,528
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.469%, 4/25/42	24,000	24,879
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.219%, 7/25/42	638,734	655,004
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.869%, 8/25/42	227,638	232,714
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.769%, 5/25/42	252,800	256,895
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.719%, 9/25/42	53,089	53,603
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.669%, 3/25/42	19,002	19,150
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.669%, 10/25/33	128,524	132,059
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.66%, 3/25/43	154,668	156,983
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.569%, 6/25/43	75,511	75,980
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.569%, 4/25/42	96,784	98,049
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.419%, 11/25/43	83,604	84,592
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.419%, 11/25/43	77,946	78,489
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.419%, 1/25/42	357,000	362,377
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.369%, 11/25/41	714,000	721,201
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.219%, 1/25/34	63,576	64,021
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 6.069%, 10/25/41	306,000	307,959
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 5.919%, 2/25/44	96,678	97,412
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.869%, 2/25/42	174,986	175,350
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 5.819%, 5/25/44	100,749	101,209
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.569%, 1/25/42	201,219	201,361
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.519%, 12/25/41	77,441	77,479
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.369%, 10/25/41	5,252	5,250
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.633%, 8/25/28	239,429	250,236
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.433%, 8/25/28	314,745	330,377
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 10.683%, 9/25/28	167,115	172,112
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.583%, 10/25/28	43,594	45,512
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.383%, 4/25/28	619,148	642,377
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.133%, 1/25/29	454,698	469,524
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.033%, 5/25/29	318,313	331,059
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.933%, 4/25/29	220,116	228,089
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.933%, 1/25/29	555,024	572,351
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.333%, 9/25/29	95,000	98,722
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.233%, 7/25/29	259,601	267,326
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.483%, 2/25/30	99,225	102,786
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.333%, 2/25/30	17,030	17,118
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.033%, 1/25/31	167,965	171,722
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 6.883%, 8/25/30	11,943	12,189
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.069%, 3/25/42	104,000	109,294
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.669%, 3/25/42	102,000	106,137
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.569%, 4/25/42	901,000	934,440
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.569%, 1/25/42	450,000	462,153
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.51%, 6/25/42	247,614	255,934
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.319%, 5/25/42	128,842	132,333
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.119%, 7/25/42	176,655	181,498
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.06%, 9/25/42	139,977	142,801
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.96%, 12/25/42	39,929	41,067
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.869%, 1/25/43	79,110	80,990
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.833%, 11/25/39	30,939	31,091
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.669%, 3/25/42	365,606	370,782
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.569%, 3/25/42	262,320	265,486
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.51%, 9/25/43	30,772	31,064
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 6.469%, 4/25/42	50,252	50,606
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.469%, 12/25/41	212,000	215,170
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.269%, 7/25/43	57,039	57,273
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.219%, 12/25/41	234,000	236,559
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.769%, 1/25/42	199,611	199,699
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.719%, 9/25/44	282,960	284,074
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.71%, 3/25/44	39,974	39,994
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.669%, 5/25/44	86,427	86,494
Connecticut Avenue Securities Trust FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.669%, 2/25/44	7,944	7,957
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.619%, 9/25/44	76,630	76,735
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.569%, 7/25/44	21,909	21,927
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.569%, 12/25/41	94,159	94,112
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.469%, 11/25/41	16,851	16,843
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.419%, 12/25/41	3,665	3,663
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	420,726	396,220
Imperial Fund Mortgage Trust 144A Ser. 22-NQM5, Class A1, 5.39%, 8/25/67	143,906	143,367
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 6.305%, 3/20/54	155,865	157,307
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	308,193	309,510
FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 5.819%, 3/25/55	266,074	266,772
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 5.253%, 2/25/34	343,601	340,445
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	144,039	146,043
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	522,155	524,549
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 5.278%, 8/25/34	129,569	124,889
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.687%, 8/26/47(WAC)	56,425	56,150
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 5.353%, 1/25/48	148,072	145,622
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 5.503%, 10/25/34	180,473	177,589
PRET, LLC 144A Ser. 24-NPL1, Class A1, stepped-coupon 7.143% (10.142%, 1/25/27), 1/25/54(STP)	377,192	380,976
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.133%, 7/25/54	551,293	551,803
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69(STP)	1,380,342	1,393,159
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	854,360	844,218
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	214,000	200,023
Starwood Mortgage Residential Trust 144A Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	757,000	655,013
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.303%, 5/25/47	444,382	349,251
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	282,000	261,733
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.413%, 7/25/45	130,785	129,701
FRB Ser. 05-AR11, Class A1B3, (CME Term SOFR 1 Month + 0.91%), 5.253%, 8/25/45	102,729	101,020
FRB Ser. 07-HY2, Class 1A1, 4.297%, 12/25/36(WAC)	295,056	262,507

		26,229,277

Total mortgage-backed securities (cost $62,430,266)		$63,497,932

COLLATERALIZED LOAN OBLIGATIONS (1.1%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 5.958%, 4/23/34 (Cayman Islands)	$331,000	$331,440
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 6.579%, 10/20/34 (Cayman Islands)	350,000	350,912
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 6.60%, 7/20/37 (Cayman Islands)	350,000	350,920
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 6.724%, 7/21/37 (Cayman Islands)	370,000	370,833
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.197%, 4/16/37 (Jersey)	339,000	341,990
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 7/20/34	350,000	350,859
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 6.017%, 10/19/37 (Cayman Islands)	500,000	503,466
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.247%, 4/20/37 (Jersey)	450,000	453,879
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.143%, 11/22/34 (Cayman Islands)	454,000	454,725
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.088%, 10/15/34 (Cayman Islands)	268,000	268,381
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.099%, 7/17/34 (Cayman Islands)	309,000	309,444
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.995%, 10/24/37 (Cayman Islands)	400,000	400,182
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	500,000	500,000
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 6.533%, 7/23/37 (Cayman Islands)	550,000	551,270
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/20/34 (Cayman Islands)	350,000	350,514
Danby Park CLO, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.977%, 10/21/37 (Jersey)	670,000	670,308
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	400,000	402,548
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.108%, 7/15/34 (Cayman Islands)	615,000	615,875
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 6.879%, 7/20/30	300,000	300,689
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.152%, 4/18/37	422,000	425,156
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 6.503%, 10/21/37 (Cayman Islands)	350,000	352,525
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 6.137%, 4/20/37 (Cayman Islands)	425,000	428,064
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 6.012%, 7/18/37 (Cayman Islands)	500,000	502,862
Elmwood CLO IV, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.092%, 4/18/37 (Cayman Islands)	250,000	250,638
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 6.117%, 4/20/37	300,000	302,345
HalseyPoint CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1R, (CME Term SOFR 3 Month + 1.48%), 6.069%, 7/30/37 (Cayman Islands)	274,000	276,377
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.099%, 4/20/34 (Cayman Islands)	250,000	250,369
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.109%, 7/20/34 (Cayman Islands)	300,000	300,468
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/28/34	550,000	550,838
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.127%, 7/25/34 (Cayman Islands)	400,000	400,638
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.737%, 7/25/34 (Cayman Islands)	310,000	310,036
KKR CLO 54, Ltd. 144A FRB Ser. 24-54A, Class A, (CME Term SOFR 3 Month + 1.32%), 5.641%, 1/15/38 (Cayman Islands)	364,000	364,741
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 6.897%, 7/16/36 (Cayman Islands)	400,000	402,209
Madison Park Funding XXX, Ltd. 144A FRB Ser. 24-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 6.007%, 7/16/37	380,000	381,520
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	774,000	779,545
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.267%, 10/20/36 (Cayman Islands)	400,000	402,485
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.168%, 8/26/34 (Cayman Islands)	600,000	600,922
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.208%, 1/15/35 (Cayman Islands)	250,000	250,449
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 6.032%, 7/22/38 (Cayman Islands)	500,000	503,273
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.848%, 1/15/38 (Cayman Islands)	272,000	272,461
OHA Loan Funding, Ltd. 144A FRB Ser. 24-1A, Class A1R2, (CME Term SOFR 3 Month + 1.46%), 6.077%, 7/20/37 (Cayman Islands)	526,000	529,978
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.568%, 1/15/35 (Cayman Islands)	650,000	651,558
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.269%, 1/20/34 (Cayman Islands)	475,000	475,986
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 4/20/34 (Cayman Islands)	500,000	501,227
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 6.046%, 7/15/39 (Cayman Islands)	350,000	350,945
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 6.679%, 7/20/34 (Cayman Islands)	350,000	350,965
Signal Peak CLO 5, Ltd. 144A FRB Ser. 24-5A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.176%, 4/25/37 (Cayman Islands)	250,000	251,782
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/20/34 (Cayman Islands)	508,000	509,089
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.037%, 10/25/34 (Cayman Islands)	450,000	450,673
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 6.568%, 7/15/34 (Cayman Islands)	400,000	400,959
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/21/34 (Cayman Islands)	500,000	500,780
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.049%, 1/20/35 (Cayman Islands)	300,000	300,550
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.098%, 7/15/32 (Cayman Islands)	300,000	300,615
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.267%, 4/20/37 (Jersey)	350,000	352,732
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.049%, 1/20/35 (Cayman Islands)	360,000	360,660
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.456%, 1/15/37 (Jersey)	250,000	251,504
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	500,000	501,275
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.299%, 10/20/34	300,000	300,622

Total collateralized loan obligations (cost $23,385,915)		$23,528,056

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	200,000	$175,787
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	250,000	234,523
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$630,000	465,022
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		446,000	392,989
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	243,000	154,504
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		$860,000	852,508
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		360,000	355,140
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		750,000	597,750
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		310,000	276,916
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		560,000	565,320
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		262,000	260,952
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		460,000	455,860
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		350,000	362,819
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		1,310,000	1,295,400
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		730,000	721,864
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		650,000	591,997
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		500,000	507,797
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		205,000	196,749
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		245,000	240,958
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	173,450
Poland (Republic of) company guaranty sr. unsec. unsub. notes Ser. REGS, 5.375%, 5/22/33 (Poland)		200,000	195,460
Romania (Government of) sr. unsec. bonds Ser. REGS, 5.625%, 2/22/36 (Romania)	EUR	310,000	308,705
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		$510,000	480,992
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		287,000	279,858
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 4/20/32 (South Africa)		300,000	282,137
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		550,000	438,908
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		820,000	667,348
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		675,000	785,542

Total foreign government and agency bonds and notes (cost $12,684,360)			$12,317,255

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Basic materials (0.1%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 1.75%), 6.079%, 12/20/29	$34,042	$34,177
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.207%, 11/23/27	248,959	243,229
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.354%, 4/30/28	94,054	92,461
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 11.895%, 3/15/30	183,529	174,965
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	154,593	141,839
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.972%, 10/16/28	44,321	44,649
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.25%), 7.657%, 4/3/28	260,120	262,478
Nouryon USA, LLC bank term loan FRN Class B2, (CME Term SOFR 3 Month + 2.25%), 10.25%, 4/3/28	94,052	95,247
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31	240,000	240,850
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.058%, 4/21/29	238,300	235,388
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.579%, 9/22/28	49,490	49,972

		1,615,255
Capital goods (—%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.34%, 10/4/28	89,540	84,873
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	73,262	73,617
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	226,171	228,094
Vertiv Group Corp. bank term loan FRN Class B2, (CME Term SOFR 1 Month + 1.75%), 6.194%, 3/2/27	386,686	387,653

		774,237
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.857%, 9/13/29	138,950	122,392
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29	149,904	147,480
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.401%, 7/16/29	144,638	145,903

		415,775
Consumer cyclicals (0.1%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.472%, 8/21/28	78,804	79,428
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.845%, 6/18/31	44,888	45,121
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.857%, 1/27/29	228,115	229,244
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 8.329%, 1/27/31	243,772	240,574
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.297%, 5/30/31	109,169	108,419
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 8.924%, 9/21/28	186,008	186,164
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.207%, 1/29/28	137,056	136,771
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29	114,422	114,837
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 7.607%, 10/19/29	223,230	223,936

		1,364,494
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.207%, 11/18/29	160,000	159,100
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.857%, 3/10/28	161,405	161,764
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.104%, 12/2/30	75,457	75,787
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.595%, 3/27/28	195,873	196,945

		593,596
Health care (—%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.689%, 5/5/27	217,968	219,068
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.357%, 4/23/31	254,363	256,525
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 10/23/28	126,246	126,835

		602,428
Technology (—%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.829%, 3/29/29	44,015	44,200
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 7.857%, 5/8/31	164,588	165,308
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28	184,075	181,130
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.607%, 10/5/28	183,075	184,666
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 1/31/31	29,850	30,098

		605,402
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28	190,167	195,547
United Airlines, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.635%, 2/24/31	162,416	163,156

		358,703

Total senior loans (cost $6,306,439)		$6,329,890

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	$950,000	$950,651
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 10/27/25	950,000	955,050
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 8/4/25	955,000	955,780

Total asset-backed securities (cost $2,855,000)		$2,861,481

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	2,926	$254,299
Boeing Co. (The) $3.00 cv. pfd.(NON)	7,438	452,900
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	3,789	237,608
PG&E Corp. $0.00 cv. pfd.(NON)	2,928	145,785

Total convertible preferred stocks (cost $854,050)		$1,090,592

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$192,000	$170,640
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	125,000	161,063
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	239,000	234,340
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	110,000	80,091
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	165,000	182,325
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	100,000	101,901

Total convertible bonds and notes (cost $947,718)		$930,360

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$665.00	$39,154,247	$66,807	$122,141

Total purchased options outstanding (cost $276,581)				$122,141

SHORT-TERM INVESTMENTS (7.0%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.56%(AFF)	Shares	128,290,498	$128,290,498
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(P)	Shares	530,000	530,000
U.S. Treasury Bills 4.527%, 1/9/25(SEG)		$2,700,000	2,697,794
U.S. Treasury Bills 4.628%, 1/16/25(SEG)(SEGSF)(SEGTBA)		16,600,000	16,572,690

Total short-term investments (cost $148,086,600)			$148,090,982
TOTAL INVESTMENTS

Total investments (cost $1,692,589,745)			$2,243,939,460

	FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $72,287,976) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/22/25	$74,399	$82,821	$(8,422)
		British Pound	Sell	3/19/25	1,481,903	1,501,357	19,454
		Canadian Dollar	Sell	1/22/25	166,386	177,776	11,390
		Danish Krone	Sell	3/19/25	542,739	554,961	12,222
		Hong Kong Dollar	Sell	2/19/25	821,361	820,488	(873)
		Japanese Yen	Buy	2/19/25	551,323	576,436	(25,113)
		Swedish Krona	Buy	3/19/25	43,073	43,931	(858)
	Barclays Bank PLC
		Australian Dollar	Buy	1/22/25	112,837	112,206	631
		British Pound	Buy	3/19/25	1,393,194	1,419,836	(26,642)
		Euro	Sell	3/19/25	1,793,618	1,819,693	26,075
		Japanese Yen	Buy	2/19/25	14,422	19,373	(4,951)
		New Zealand Dollar	Buy	1/22/25	2,518	2,647	(129)
		Swedish Krona	Buy	3/19/25	522,024	532,630	(10,606)
		Swiss Franc	Buy	3/19/25	63,315	65,423	(2,108)
	Citibank, N.A.
		Euro	Sell	3/19/25	122,949	123,803	854
		Hong Kong Dollar	Sell	2/19/25	37,063	37,042	(21)
		Israeli Shekel	Buy	1/22/25	9,109	8,744	365
	Goldman Sachs International
		Euro	Sell	3/19/25	122,949	124,611	1,662
		Swiss Franc	Buy	3/19/25	670,478	692,803	(22,325)
	HSBC Bank USA, National Association
		British Pound	Sell	3/19/25	3,552,739	3,600,415	47,676
		Danish Krone	Sell	3/19/25	535,457	547,280	11,823
		Euro	Sell	3/19/25	983,798	996,249	12,451
		Hong Kong Dollar	Buy	2/19/25	45,462	45,390	72
		Japanese Yen	Sell	2/19/25	23,660	21,810	(1,850)
		Singapore Dollar	Buy	2/19/25	272,997	283,071	(10,074)
		Swiss Franc	Buy	3/19/25	524,630	542,151	(17,521)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	3/19/25	596,440	604,355	7,915
		Canadian Dollar	Sell	1/22/25	890,688	951,716	61,028
		Euro	Sell	3/19/25	239,454	242,693	3,239
		Norwegian Krone	Sell	3/19/25	815,252	842,223	26,971
		Singapore Dollar	Buy	2/19/25	916,201	952,706	(36,505)
		Swedish Krona	Buy	3/19/25	1,989,115	2,029,710	(40,595)
		Swiss Franc	Buy	3/19/25	72,091	74,504	(2,413)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/22/25	529,645	581,247	(51,602)
		British Pound	Sell	3/19/25	177,293	180,298	3,005
		Canadian Dollar	Sell	1/22/25	567,383	606,281	38,898
		Danish Krone	Sell	3/19/25	280,324	286,392	6,068
		Euro	Sell	3/19/25	7,207,314	7,355,583	148,269
		Hong Kong Dollar	Sell	2/19/25	343,949	344,019	70
		Singapore Dollar	Buy	2/19/25	99,485	103,446	(3,961)
		Swiss Franc	Buy	3/19/25	1,033,264	1,067,779	(34,515)
	NatWest Markets PLC
		Australian Dollar	Buy	1/22/25	5,025,284	5,594,572	(569,288)
		Danish Krone	Sell	3/19/25	651,049	658,385	7,336
		Euro	Sell	3/19/25	1,704,966	1,728,103	23,137
		Swedish Krona	Buy	3/19/25	1,267,527	1,281,036	(13,509)
		Swiss Franc	Buy	3/19/25	534,849	552,775	(17,926)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/22/25	1,872,481	2,084,581	(212,100)
		British Pound	Sell	3/19/25	3,350,923	3,394,323	43,400
		Canadian Dollar	Buy	1/22/25	157,684	162,084	(4,400)
		Euro	Buy	3/19/25	1,511,137	1,540,303	(29,166)
		Hong Kong Dollar	Sell	2/19/25	526,584	526,476	(108)
		Japanese Yen	Sell	2/19/25	1,369,301	1,423,608	54,307
		Singapore Dollar	Buy	2/19/25	1,677,304	1,718,936	(41,632)
		Swedish Krona	Buy	3/19/25	276,064	281,652	(5,588)
		Swiss Franc	Buy	3/19/25	2,460,306	2,543,003	(82,697)
	UBS AG
		Australian Dollar	Buy	1/22/25	323,345	359,982	(36,637)
		British Pound	Sell	3/19/25	3,939,355	3,990,818	51,463
		Canadian Dollar	Sell	1/22/25	4,981,140	5,316,416	335,276
		Danish Krone	Sell	3/19/25	142,526	145,645	3,119
		Euro	Sell	3/19/25	395,556	400,991	5,435
		Israeli Shekel	Buy	1/22/25	317,785	308,640	9,145
		Japanese Yen	Buy	2/19/25	5,657,804	5,979,315	(321,511)
		Swiss Franc	Buy	3/19/25	1,118,907	1,154,210	(35,303)
	WestPac Banking Corp.
		Euro	Sell	3/19/25	164,001	166,223	2,222

	Unrealized appreciation						974,978

	Unrealized (depreciation)						(1,670,949)

	Total						$(695,971)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	5	$565,452	$566,875	Mar-25	$(16,206)
S&P 500 Index E-Mini (Long)	61	17,938,972	18,104,038	Mar-25	(669,006)
S&P 500 Index E-Mini (Short)	702	206,445,213	208,344,825	Mar-25	7,701,798
U.S. Treasury Bond 30 yr (Long)	338	38,479,188	38,479,188	Mar-25	(1,414,513)
U.S. Treasury Bond Ultra 30 yr (Long)	302	35,909,688	35,909,688	Mar-25	(1,921,579)
U.S. Treasury Note 2 yr (Long)	515	105,888,829	105,888,829	Mar-25	(120,030)
U.S. Treasury Note 5 yr (Long)	819	87,063,539	87,063,539	Mar-25	(753,144)
U.S. Treasury Note 10 yr (Long)	431	46,871,250	46,871,250	Mar-25	(781,907)
U.S. Treasury Note Ultra 10 yr (Short)	10	1,113,125	1,113,125	Mar-25	24,936

Unrealized appreciation					7,726,734

Unrealized (depreciation)					(5,676,385)

Total					$2,050,349

WRITTEN OPTIONS OUTSTANDING at 12/31/24 (premiums $186,392) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$675.00	$39,154,247	$66,807	$74,272

Total				$74,272

TBA SALE COMMITMENTS OUTSTANDING at 12/31/24 (proceeds receivable $18,121,836) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 1/1/55	$7,000,000	1/14/25	$6,908,333
Uniform Mortgage-Backed Securities, 4.50%, 1/1/55	6,000,000	1/14/25	5,643,771
Uniform Mortgage-Backed Securities, 4.00%, 1/1/55	2,000,000	1/14/25	1,829,069
Uniform Mortgage-Backed Securities, 3.00%, 1/1/55	4,000,000	1/14/25	3,397,814

Total			$17,778,987

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$129,604,000	$474,869	(E)	$(316,751)	3/19/27	3.85% — Annually	US SOFR — Annually	$158,118
		83,766,000	306,919	(E)	203,785	3/19/27	US SOFR — Annually	3.85% — Annually	(103,133)
		23,965,000	297,070	(E)	(153,400)	3/19/30	3.75% — Annually	US SOFR — Annually	143,670
		48,213,000	1,236,278	(E)	583,309	3/19/35	US SOFR — Annually	3.75% — Annually	(652,969)
		7,685,000	491,072	(E)	(276,415)	3/19/55	3.55% — Annually	US SOFR — Annually	214,656
		18,298,000	1,169,242	(E)	656,285	3/19/55	US SOFR — Annually	3.55% — Annually	(512,957)

	Total				$696,813				$(752,615)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$65,422,393	$62,435,657	$—	12/11/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(3,090,900)
	65,396,916	62,120,141	—	12/11/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	3,394,073
	Goldman Sachs International
	85,356,039	83,399,733	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(2,057,359)
	78,934,683	77,042,276	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	1,964,157

	Upfront premium received		—	Unrealized appreciation			5,358,230

	Upfront premium (paid)		—	Unrealized (depreciation)			(5,148,259)

		Total	$—			Total	$209,971
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Cheniere Energy, Inc.	Energy	3,533	$759,226	1.22%
Unum Group	Financials	10,323	753,917	1.21%
Pegasystems, Inc.	Technology	8,000	745,554	1.19%
Vistra Corp.	Utilities and power	5,314	732,574	1.17%
Equitable Holdings, Inc.	Financials	15,499	731,107	1.17%
General Motors Co.	Consumer cyclicals	13,667	728,043	1.17%
DoorDash, Inc. Class A	Consumer staples	4,324	725,389	1.16%
Booking Holdings, Inc.	Consumer cyclicals	145	720,274	1.15%
Allison Transmission Holdings, Inc.	Capital goods	6,599	713,083	1.14%
DocuSign, Inc.	Technology	7,845	705,598	1.13%
Vornado Realty Trust	Financials	16,762	704,693	1.13%
O'Reilly Automotive, Inc.	Consumer cyclicals	584	692,788	1.11%
NRG Energy, Inc.	Utilities and power	7,650	690,224	1.11%
Valero Energy Corp.	Energy	5,623	689,368	1.10%
Wintrust Financial Corp.	Financials	5,508	686,935	1.10%
Natera, Inc.	Health care	4,273	676,350	1.08%
Freeport-McMoRan, Inc.	Basic materials	17,401	662,647	1.06%
Tapestry, Inc.	Consumer cyclicals	10,101	659,916	1.06%
Johnson Controls International PLC	Capital goods	8,336	657,969	1.05%
Manhattan Associates, Inc.	Technology	2,352	635,572	1.02%
MGIC Investment Corp.	Financials	26,595	630,566	1.01%
Ventas, Inc.	Health care	10,516	619,266	0.99%
Qualcomm, Inc.	Technology	4,029	618,982	0.99%
Pure Storage, Inc. Class A	Technology	10,066	618,342	0.99%
Synchrony Financial	Financials	9,512	618,283	0.99%
Procore Technologies, Inc.	Technology	8,199	614,322	0.98%
Cadence Design Systems, Inc.	Technology	2,013	604,949	0.97%
Southwest Airlines Co.	Transportation	17,856	600,327	0.96%
Constellation Energy Corp.	Utilities and power	2,654	593,647	0.95%
Arista Networks, Inc.	Technology	5,272	582,763	0.93%
Louisiana-Pacific Corp.	Basic materials	5,607	580,624	0.93%
Fair Isaac Corp.	Technology	287	571,058	0.91%
American International Group, Inc.	Financials	7,828	569,908	0.91%
Autonation, Inc.	Consumer cyclicals	3,323	564,399	0.90%
Toll Brothers, Inc.	Consumer cyclicals	4,386	552,473	0.88%
Jefferies Financial Group, Inc.	Financials	7,046	552,431	0.88%
Coinbase Global, Inc. Class A	Financials	2,208	548,285	0.88%
NVR, Inc.	Consumer cyclicals	64	524,150	0.84%
Uber Technologies, Inc.	Consumer staples	8,685	523,889	0.84%
Synopsys, Inc.	Technology	1,074	521,229	0.83%
Jacobs Solutions, Inc.	Capital goods	3,861	515,949	0.83%
eBay, Inc.	Technology	8,222	509,369	0.82%
Axis Capital Holdings, Ltd.	Financials	5,715	506,448	0.81%
Cirrus Logic, Inc.	Technology	5,082	506,071	0.81%
Netflix, Inc.	Consumer cyclicals	567	505,769	0.81%
J.M. Smucker Co. (The)	Consumer staples	4,485	493,929	0.79%
Textron, Inc.	Capital goods	6,419	491,000	0.79%
TransUnion	Consumer cyclicals	5,192	481,310	0.77%
Affiliated Managers Group, Inc.	Financials	2,540	469,657	0.75%
CAVA Group, Inc.	Consumer staples	4,162	469,455	0.75%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Ciena Corp.	Technology	9,697	$822,381	1.32%
DT Midstream, Inc.	Energy	7,655	761,169	1.23%
AppLovin Corp. Class A	Technology	2,342	758,534	1.22%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	28,483	732,879	1.18%
SoFi Technologies, Inc.	Financials	46,853	721,529	1.16%
Chesapeake Energy Corp.	Energy	7,099	706,724	1.14%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	3,061	706,121	1.14%
Kinsale Capital Group, Inc.	Financials	1,494	695,107	1.12%
Globant SA (Argentina)	Technology	3,233	693,233	1.12%
Take-Two Interactive Software, Inc.	Technology	3,728	686,279	1.10%
BWX Technologies, Inc.	Capital goods	6,152	685,309	1.10%
NortonLifeLock, Inc.	Technology	24,727	677,014	1.09%
Digital Realty Trust, Inc.	Financials	3,771	668,692	1.08%
Tyler Technologies, Inc.	Technology	1,150	662,859	1.07%
Domino's Pizza, Inc.	Consumer staples	1,577	662,155	1.07%
Tesla, Inc.	Consumer cyclicals	1,636	660,709	1.06%
Lithia Motors, Inc.	Consumer cyclicals	1,847	660,277	1.06%
Aon PLC	Financials	1,824	655,141	1.05%
Jack Henry & Associates, Inc.	Technology	3,696	647,874	1.04%
RPM International, Inc.	Basic materials	5,160	634,954	1.02%
Ross Stores, Inc.	Consumer cyclicals	4,016	607,453	0.98%
Carnival Corp.	Consumer cyclicals	23,830	593,838	0.96%
Watsco, Inc.	Consumer staples	1,249	591,901	0.95%
RB Global, Inc.	Consumer cyclicals	6,463	583,034	0.94%
Equifax, Inc.	Consumer cyclicals	2,240	570,819	0.92%
Texas Instruments, Inc.	Technology	2,864	537,092	0.86%
Generac Holdings, Inc.	Capital goods	3,445	534,131	0.86%
PTC, Inc.	Technology	2,785	512,073	0.82%
e.l.f. Beauty, Inc.	Consumer staples	4,019	504,553	0.81%
Universal Health Services, Inc. Class B	Health care	2,785	499,680	0.80%
D.R. Horton, Inc.	Consumer cyclicals	3,496	488,835	0.79%
Avantor, Inc.	Health care	22,819	480,793	0.77%
Stanley Black & Decker, Inc.	Consumer cyclicals	5,925	475,689	0.77%
Entegris, Inc.	Technology	4,792	474,656	0.76%
Amdocs, Ltd.	Technology	5,571	474,278	0.76%
T Rowe Price Group, Inc.	Financials	4,189	473,741	0.76%
CarMax, Inc.	Consumer cyclicals	5,755	470,523	0.76%
LPL Financial Holdings, Inc.	Financials	1,432	467,617	0.75%
Fox Corp. Class B	Consumer cyclicals	10,210	466,984	0.75%
Atmos Energy Corp.	Utilities and power	3,315	461,746	0.74%
IBM Corp.	Technology	2,061	453,060	0.73%
Brown-Forman Corp. Class B	Consumer staples	11,671	443,265	0.71%
Healthcare Realty Trust, Inc.	Financials	26,146	443,173	0.71%
Monolithic Power Systems, Inc.	Technology	739	437,072	0.70%
Albemarle Corp.	Basic materials	5,077	437,001	0.70%
Micron Technology, Inc.	Technology	5,008	421,500	0.68%
Coherent Corp.	Capital goods	4,429	419,557	0.68%
Affirm Holdings, Inc.	Consumer cyclicals	6,845	416,837	0.67%
Block, Inc. Class A	Consumer cyclicals	4,889	415,488	0.67%
Bunge Global SA	Basic materials	5,102	396,710	0.64%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Sekisui Chemical Co., Ltd. (Japan)	Financials	34,269	$592,015	0.71%
ConocoPhillips	Energy	5,662	561,536	0.67%
Endesa SA (Spain)	Utilities and power	25,307	544,284	0.65%
BP PLC (United Kingdom)	Energy	109,199	537,468	0.64%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	24,397	537,125	0.64%
SS&C Technologies Holdings, Inc.	Technology	7,040	533,488	0.64%
Veralto Corp.	Capital goods	5,123	521,776	0.63%
Rio Tinto PLC (United Kingdom)	Basic materials	8,745	517,286	0.62%
Novozymes A/S Class B (Denmark)	Basic materials	9,127	516,696	0.62%
ENGIE SA (France)	Utilities and power	32,549	516,019	0.62%
Iberdrola SA (Spain)	Utilities and power	37,260	513,147	0.62%
Automatic Data Processing, Inc.	Consumer cyclicals	1,737	508,382	0.61%
AT&T, Inc.	Communication services	22,211	505,750	0.61%
Holcim AG (Switzerland)	Basic materials	5,234	504,568	0.60%
VeriSign, Inc.	Technology	2,381	492,789	0.59%
Consolidated Edison, Inc.	Utilities and power	5,519	492,440	0.59%
SSE PLC (United Kingdom)	Utilities and power	24,218	486,511	0.58%
Amadeus IT Holding SA (Spain)	Consumer cyclicals	6,826	482,050	0.58%
TotalEnergies SE (France)	Energy	8,717	481,730	0.58%
Exor NV (Netherlands)	Financials	5,252	481,583	0.58%
PepsiCo, Inc.	Consumer staples	3,133	476,439	0.57%
Exxon Mobil Corp.	Energy	4,360	468,959	0.56%
Loblaw Cos, Ltd. (Canada)	Consumer staples	3,545	466,280	0.56%
Hartford Financial Services Group, Inc. (The)	Financials	4,219	461,579	0.55%
Central Japan Railway Co. (Japan)	Transportation	23,878	450,494	0.54%
Danone SA (France)	Consumer staples	6,632	447,205	0.54%
Altria Group, Inc.	Consumer staples	8,550	447,073	0.54%
Lockheed Martin Corp.	Capital goods	911	442,612	0.53%
MSCI, Inc.	Technology	726	435,377	0.52%
George weston, Ltd. (Canada)	Consumer staples	2,759	428,765	0.51%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	50,898	427,869	0.51%
Telenor ASA (Norway)	Communication services	38,173	426,518	0.51%
Allegion PLC (Ireland)	Capital goods	3,224	421,261	0.51%
Eni SpA (Italy)	Utilities and power	30,781	417,222	0.50%
Fortum OYJ (Finland)	Utilities and power	29,609	414,368	0.50%
Leidos Holdings, Inc.	Technology	2,856	411,467	0.49%
Novartis AG (Switzerland)	Health care	4,179	409,051	0.49%
Netflix, Inc.	Consumer cyclicals	458	408,015	0.49%
Elisa Oyj (Finland)	Communication services	9,321	403,441	0.48%
SEI Investments Co.	Financials	4,883	402,775	0.48%
TOPPAN Holdings, Inc. (Japan)	Consumer cyclicals	15,028	402,477	0.48%
Graco, Inc.	Capital goods	4,656	392,479	0.47%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	31,719	388,058	0.47%
Givaudan SA (Switzerland)	Basic materials	88	385,251	0.46%
Verisk Analytics, Inc.	Consumer cyclicals	1,362	375,079	0.45%
Intertek Group PLC (United Kingdom)	Consumer cyclicals	6,166	365,081	0.44%
GoDaddy, Inc. Class A	Technology	1,831	361,304	0.43%
Philip Morris International, Inc.	Consumer staples	2,990	359,850	0.43%
Jack Henry & Associates, Inc.	Technology	2,046	358,598	0.43%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	8,466	358,328	0.43%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Hermes International (France)	Consumer cyclicals	226	$542,330	0.70%
Erste Group Bank AG (Czech Republic)	Financials	8,401	518,969	0.67%
Keppel, Ltd. (Singapore)	Capital goods	102,620	514,527	0.67%
London Stock Exchange Group PLC (United Kingdom)	Financials	3,606	509,622	0.66%
Visa, Inc. Class A	Financials	1,576	497,949	0.65%
RELX PLC (United Kingdom)	Consumer cyclicals	10,543	479,174	0.62%
Wilmar International, Ltd. (Singapore)	Basic materials	209,032	475,003	0.62%
Galderma Group AG (Switzerland)	Health care	4,241	470,977	0.61%
Pernod Ricard SA (France)	Consumer staples	4,171	470,725	0.61%
Sempra	Utilities and power	5,347	469,017	0.61%
Paychex, Inc.	Technology	3,341	468,472	0.61%
Imperial Brands PLC (United Kingdom)	Consumer staples	14,462	462,392	0.60%
Waste Connections, Inc.	Capital goods	2,661	456,538	0.59%
Walmart, Inc.	Consumer cyclicals	4,965	448,590	0.58%
Realty Income Corp.	Financials	8,382	447,681	0.58%
Entergy Corp.	Utilities and power	5,760	436,722	0.57%
Commonwealth Bank of Australia (Australia)	Financials	4,589	435,420	0.57%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	42,717	434,149	0.56%
Chesapeake Energy Corp.	Energy	4,325	430,512	0.56%
Metso Oyj (Finland)	Capital goods	46,030	428,024	0.56%
Martin Marietta Materials, Inc.	Basic materials	821	423,964	0.55%
Allianz SE (Germany)	Financials	1,381	423,097	0.55%
Orange SA (France)	Communication services	41,664	415,380	0.54%
Equifax, Inc.	Consumer cyclicals	1,616	411,848	0.53%
Heineken NV (Netherlands)	Consumer staples	5,653	402,146	0.52%
Dominion Energy, Inc.	Utilities and power	7,452	401,377	0.52%
FirstEnergy Corp.	Utilities and power	10,013	398,320	0.52%
Cellnex Telecom, SA 144A (Spain)	Communication services	12,557	396,721	0.51%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	2,453	393,630	0.51%
Swisscom AG (Switzerland)	Communication services	702	390,701	0.51%
Westlake Corp.	Basic materials	3,404	390,243	0.51%
Blackstone, Inc.	Financials	2,210	380,993	0.49%
Magna International, Inc. (Canada)	Consumer cyclicals	8,955	374,106	0.49%
Occidental Petroleum Corp.	Energy	7,491	370,144	0.48%
EssilorLuxottica SA (France)	Health care	1,514	369,410	0.48%
Toyota Motor Corp. (Japan)	Consumer cyclicals	17,750	355,323	0.46%
SMC Corp. (Japan)	Technology	891	352,494	0.46%
Costco Wholesale Corp.	Consumer staples	384	351,703	0.46%
Japan Tobacco, Inc. (Japan)	Consumer staples	13,535	351,383	0.46%
AXA SA (France)	Financials	9,852	350,114	0.45%
Alliant Energy Corp.	Utilities and power	5,842	345,486	0.45%
SAP SE (Germany)	Technology	1,386	339,143	0.44%
U-Haul Holding Co. (non-voting)	Consumer cyclicals	5,218	334,189	0.43%
Ferrovial SE (Netherlands)	Basic materials	7,899	332,099	0.43%
Diamondback Energy, Inc.	Energy	2,023	331,417	0.43%
Swiss Life Holding AG (Switzerland)	Financials	424	327,545	0.43%
Alexandria Real Estate Equities, Inc.	Financials	3,354	327,198	0.42%
Snam SpA (Italy)	Utilities and power	72,853	322,653	0.42%
Mastercard, Inc. Class A	Consumer cyclicals	612	322,005	0.42%
Johnson Controls International PLC	Capital goods	4,071	321,345	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC-/P	$58,422	$171,957	$42,680	5/11/63	500 bp — Monthly	$15,910
	CMBX NA BBB-.10 Index	BB-/P	27,952	93,000	16,349	11/17/59	300 bp — Monthly	11,657
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(189)	36,000	2,642	12/16/72	200 bp — Monthly	(2,818)
	CMBX NA BB.10 Index	CCC+/P	4,975	62,000	25,773	5/11/63	500 bp — Monthly	(20,738)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	2,650	21,000	1,541	12/16/72	200 bp — Monthly	1,116
	CMBX NA BB.6 Index	CCC-/P	52,514	150,974	37,472	5/11/63	500 bp — Monthly	15,190

Upfront premium received			146,513		Unrealized appreciation			43,873

Upfront premium (paid)			(189)		Unrealized (depreciation)			(23,556)

	Total		$146,324				Total	$20,317
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(185,627)	$400,000	$166,280	11/17/59	(500 bp) — Monthly	$(19,735)
	CMBX NA BB.10 Index	(59,242)	147,000	61,108	11/17/59	(500 bp) — Monthly	1,723
	CMBX NA BB.10 Index	(58,839)	146,000	60,692	11/17/59	(500 bp) — Monthly	1,711
	CMBX NA BB.10 Index	(31,031)	77,000	32,009	11/17/59	(500 bp) — Monthly	903
	CMBX NA BB.6 Index	(68,414)	265,101	65,798	5/11/63	(500 bp) — Monthly	(2,875)
	CMBX NA BB.8 Index	(13,095)	35,420	15,004	10/17/57	(500 bp) — Monthly	1,874
	Goldman Sachs International
	CMBX NA BB.10 Index	(9,008)	20,000	8,314	11/17/59	(500 bp) — Monthly	(713)
	CMBX NA BB.6 Index	(16,839)	49,642	12,321	5/11/63	(500 bp) — Monthly	(4,567)
	CMBX NA BB.8 Index	(46,139)	105,327	44,617	10/17/57	(500 bp) — Monthly	(1,625)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(8,237)	8,188	2,032	5/11/63	(500 bp) — Monthly	(6,212)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,080)	142,000	59,029	11/17/59	(500 bp) — Monthly	54,196
	CMBX NA BBB-.10 Index	(16,900)	78,000	13,712	11/17/59	(300 bp) — Monthly	(3,233)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(56,949)	120,000	49,884	11/17/59	(500 bp) — Monthly	(7,181)
	CMBX NA BB.8 Index	(14,055)	29,827	12,635	10/17/57	(500 bp) — Monthly	(1,449)
	CMBX NA BBB-.10 Index	(4,850)	15,000	2,637	11/17/59	(300 bp) — Monthly	(2,222)

Upfront premium received		—			Unrealized appreciation		60,407

Upfront premium (paid)		(597,305)			Unrealized (depreciation)		(49,812)

	Total	$(597,305)				Total	$10,595
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 43 Index	B+/P	$(956,208)	$13,114,000	$1,009,227	12/20/29	500 bp — Quarterly	$74,877
	CDX NA IG Series 43 Index	BBB+/P	(2,965,720)	131,216,000	2,928,741	12/20/29	100 bp — Quarterly	6,758

	Total		$(3,921,928)					$81,635
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
CVR	Contingent Value Rights
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2024 through Decemeber 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Dynamic Asset Allocation Balanced Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $2,112,009,622.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$108,641,599	$117,611,161	$97,962,262	$1,315,731	$128,290,498

	Total Short-term investments	$108,641,599	$117,611,161	$97,962,262	$1,315,731	$128,290,498
* Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $15,135,280.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $756,560.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $2,537,170.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
At the close of the reporting period, the fund has deposited cash valued at $2,307,124 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
At the close of the reporting period, the fund has deposited cash valued at $4,014,175 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $923,335 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $756,560 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$42,635,163	$16,108,589	$—
Capital goods	58,133,255	9,778,923	—
Communication services	21,813,520	2,884,231	—
Conglomerates	11,344,020	5,684,765	—
Consumer cyclicals	230,375,487	29,824,007	—
Consumer staples	80,232,723	16,846,707	—
Energy	35,921,335	9,464,071	—
Financials	175,157,990	45,448,616	—
Health care	132,428,339	26,064,071	8,448
Technology	465,760,253	17,387,651	—
Transportation	25,891,069	3,490,068	—
Utilities and power	30,205,673	6,150,020	—

Total common stocks	1,309,898,827	189,131,719	8,448
Asset-backed securities	—	2,861,481	—
Collateralized loan obligations	—	23,528,056	—
Convertible bonds and notes	—	930,360	—
Convertible preferred stocks	1,090,592	—	—
Corporate bonds and notes	—	265,576,991	—
Foreign government and agency bonds and notes	—	12,317,255	—
Mortgage-backed securities	—	63,497,932	—
Purchased options outstanding	—	122,141	—
Senior loans	—	6,329,890	—
U.S. government and agency mortgage obligations	—	220,258,093	—
U.S. treasury obligations	—	296,693	—
Short-term investments	530,000	147,560,982	—

Totals by level	$1,311,519,419	$932,411,593	$8,448
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(695,971)	$—
Futures contracts	2,050,349	—	—
Written options outstanding	—	(74,272)	—
TBA sale commitments	—	(17,778,987)	—
Interest rate swap contracts	—	(1,449,428)	—
Total return swap contracts	—	209,971	—
Credit default contracts	—	4,485,456	—

Totals by level	$2,050,349	$(15,303,231)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$53,000
Written equity option contracts (contract amount)	$53,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$79,800,000
Centrally cleared interest rate swap contracts (notional)	$309,500,000
OTC total return swap contracts (notional)	$293,900,000
OTC credit default contracts (notional)	$2,200,000
Centrally cleared credit default contracts (notional)	$139,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com